                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-7440
                                  ----------------------------------------------

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
           (Address of principal executive offices)         (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                  Dimensional Emerging Markets Value Fund Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  November 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.


                                 ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2003

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                 ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS VALUE PORTFOLIO
     Performance Chart                                                                     1
     Management's Discussions and Analysis                                                 2
     Statement of Assets and Liabilities                                                   5
     Statement of Operations                                                               6
     Statements of Changes in Net Assets                                                   7
     Financial Highlights                                                                  8
     Notes to Financial Statements                                                         9
     Report of Independent Certified Public Accountants                                   12

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
     Performance Chart                                                                    13
     Schedule of Investments                                                              14
     Statement of Assets and Liabilities                                                  27
     Statement of Operations                                                              28
     Statements of Changes in Net Assets                                                  29
     Financial Highlights                                                                 30
     Notes to Financial Statements                                                        31
     Report of Independent Certified Public Accountants                                   35

FUND MANAGEMENT                                                                           36

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                PERFORMANCE CHART

[CHART]

EMERGING MARKETS VALUE PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
APRIL 1998-NOVEMBER 2003

GROWTH OF $10,000

                    EMERGING MARKETS VALUE PORTFOLIO   MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
Apr-1998                                   $  10,000                                       $  10,000
Apr-1998                                   $   9,592                                       $  10,000
May-1998                                   $   8,447                                       $   8,599
Jun-1998                                   $   7,681                                       $   7,680
Jul-1998                                   $   8,009                                       $   7,896
Aug-1998                                   $   5,930                                       $   5,584
Sep-1998                                   $   5,900                                       $   5,922
Oct-1998                                   $   7,164                                       $   6,538
Nov-1998                                   $   8,329                                       $   7,075
Dec-1998                                   $   8,617                                       $   6,946
Jan-1999                                   $   8,493                                       $   6,829
Feb-1999                                   $   8,565                                       $   6,890
Mar-1999                                   $   9,517                                       $   7,777
Apr-1999                                   $  11,910                                       $   8,727
May-1999                                   $  11,899                                       $   8,649
Jun-1999                                   $  13,348                                       $   9,613
Jul-1999                                   $  13,059                                       $   9,337
Aug-1999                                   $  13,172                                       $   9,416
Sep-1999                                   $  12,748                                       $   9,085
Oct-1999                                   $  13,308                                       $   9,270
Nov-1999                                   $  14,157                                       $  10,098
Dec-1999                                   $  15,877                                       $  11,370
Jan-2000                                   $  15,831                                       $  11,415
Feb-2000                                   $  15,413                                       $  11,562
Mar-2000                                   $  15,197                                       $  11,601
Apr-2000                                   $  14,281                                       $  10,485
May-2000                                   $  13,274                                       $  10,028
Jun-2000                                   $  13,297                                       $  10,349
Jul-2000                                   $  12,730                                       $   9,805
Aug-2000                                   $  12,742                                       $   9,839
Sep-2000                                   $  11,814                                       $   8,968
Oct-2000                                   $  10,976                                       $   8,313
Nov-2000                                   $  10,150                                       $   7,581
Dec-2000                                   $  10,453                                       $   7,754
Jan-2001                                   $  11,453                                       $   8,805
Feb-2001                                   $  10,523                                       $   8,108
Mar-2001                                   $   9,512                                       $   7,275
Apr-2001                                   $   9,959                                       $   7,613
May-2001                                   $  10,190                                       $   7,679
Jun-2001                                   $  10,074                                       $   7,501
Jul-2001                                   $   9,798                                       $   7,008
Aug-2001                                   $   9,913                                       $   6,927
Sep-2001                                   $   8,305                                       $   5,840
Oct-2001                                   $   8,638                                       $   6,199
Nov-2001                                   $   9,683                                       $   6,840
Dec-2001                                   $  10,350                                       $   7,373
Jan-2002                                   $  11,171                                       $   7,614
Feb-2002                                   $  11,022                                       $   7,730
Mar-2002                                   $  11,682                                       $   8,164
Apr-2002                                   $  12,005                                       $   8,197
May-2002                                   $  11,857                                       $   8,044
Jun-2002                                   $  11,010                                       $   7,428
Jul-2002                                   $  10,574                                       $   6,844
Aug-2002                                   $  10,599                                       $   6,943
Sep-2002                                   $   9,329                                       $   6,182
Oct-2002                                   $   9,727                                       $   6,578
Nov-2002                                   $  10,487                                       $   7,024
Dec-2002                                   $  10,174                                       $   6,785
Jan-2003                                   $  10,328                                       $   6,746
Feb-2003                                   $  10,238                                       $   6,534
Mar-2003                                   $  10,007                                       $   6,324
Apr-2003                                   $  11,323                                       $   6,856
May-2003                                   $  12,167                                       $   7,327
Jun-2003                                   $  12,704                                       $   7,728
Jul-2003                                   $  12,997                                       $   8,191
Aug-2003                                   $  13,854                                       $   8,722
Sep-2003                                   $  14,531                                       $   8,771
Oct-2003                                   $  15,822                                       $   9,503
Nov-2003                                   $  16,001                                       $   9,600

ANNUALIZED        ONE     FIVE    FROM
TOTAL RETURN(%)   YEAR    YEARS   4/1/1998
------------------------------------------
                  52.58   13.84     8.65

- THE PORTFOLIO INVESTS IN THE DIMENSIONAL EMERGING MARKETS VALUE FUND INC. WHICH IN TURN PROVIDES ACCESS TO NON-U.S. COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY, SPECIFICALLY THOSE DEEMED TO BE VALUE STOCKS.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2003

     International equity markets had generally positive returns for the period under review. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                  LOCAL
                                 CURRENCY    U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS     RETURN       RETURN
-----------------------------    --------    -----------
United Kingdom                       8.75%         20.20%
Japan                               10.89%         23.83%
France                               4.36%         25.05%
Switzerland                          6.19%         21.02%
Germany                             13.35%         35.77%
Netherlands                         -7.05%         11.00%
Australia                            6.24%         35.23%
Italy                                8.50%         29.46%
Spain                               11.80%         34.09%
Sweden                              14.22%         35.75%

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)

MSCI EAFE Small Cap Index                                       45.99%
Citigroup EPAC Extended Market Index (small companies)          41.90%
MSCI EAFE Value Index (net dividends)                           27.79%
MSCI EAFE Index (net dividends)                                 24.23%
MSCI EAFE Growth Index (net dividends)                          20.62%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the period under review, total returns were 40.46% for the MSCI Emerging Markets Free Index (net dividends), and 24.23% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                 TOTAL
                                                RETURNS
COUNTRY                                         (U.S. $)
-------                                         --------
Brazil                                            138.10%
Argentina                                         124.57%
Thailand                                           92.80%
Chile                                              70.40%
Indonesia                                          66.70%
Hungary                                            25.10%
Israel                                             47.80%
Poland                                             34.80%
Taiwan                                             26.23%
Mexico                                             34.40%
Malaysia                                           23.80%
Philippines                                        20.40%
Turkey                                             15.30%
So. Korea                                          10.10%

----------
Source: DataStream International

EMERGING MARKETS VALUE PORTFOLIO

     The Emerging Markets Value Portfolio seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Portfolio held 1,126 stocks in 14 countries. Allocations reflect a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Throughout the year ended November 30, 2003, the Master Fund was essentially fully invested in equities throughout the period: cash equivalents averaged less than 3.25% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, emerging markets value stocks outperformed developed country stocks as well as core emerging markets strategies. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 40.46% for the MSCI Emerging Markets Free Index (net dividends), and 52.58% for the Emerging Markets Value Portfolio.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

     The Dimensional Emerging Markets Value Fund Inc. seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2003, the Portfolio held 1,126 stocks in 14 countries. Allocations reflect a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Throughout the year ended November 30, 2003, the Portfolio was essentially fully invested in equities throughout the period: cash equivalents averaged less than 3.25% of Portfolio assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, emerging markets value stocks outperformed developed country stocks as well as core emerging markets strategies. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 40.46% for the MSCI Emerging Markets Free Index (net dividends), and 53.21% for the Dimensional Emerging Markets Value Fund Inc.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc.
   (20,944,013 Shares, Cost $311,577)++ at Value+                                $      403,172
Receivable for Fund Shares Sold                                                           3,414
Prepaid Expenses and Other Assets                                                            18
                                                                                 --------------
     Total Assets                                                                       406,604
                                                                                 --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                        3,349
   Fund Shares Redeemed                                                                      65
   Due to Advisor                                                                           131
Accrued Expenses and Other Liabilities                                                       24
                                                                                 --------------
     Total Liabilities                                                                    3,569
                                                                                 --------------
NET ASSETS                                                                       $      403,035
                                                                                 ==============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 100,000,000)                                                          32,172,626
                                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                         $        12.53
                                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital                                                                  $      317,221
Accumulated Net Investment Income (Loss)                                                  4,262
Accumulated Net Realized Gain (Loss)                                                    (10,043)
Unrealized Appreciation (Depreciation) from Investment Securities                        91,595
                                                                                 --------------
     Total Net Assets                                                            $      403,035
                                                                                 ==============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $320,841.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from Dimensional Emerging Markets Value Fund Inc.    $   5,962
                                                                                      ---------
EXPENSES
   Administrative Services                                                                  838
   Accounting & Transfer Agent Fees                                                          14
   Legal Fees                                                                                 8
   Audit Fees                                                                                 1
   Filing Fees                                                                               36
   Shareholders' Reports                                                                     13
   Directors' Fees and Expenses                                                               4
   Organizational Costs                                                                       1
   Other                                                                                      3
                                                                                      ---------
        Total Expenses                                                                      918
                                                                                      ---------
   NET INVESTMENT INCOME (LOSS)                                                           5,044
                                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                  (717)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                              94,657
                                                                                      ---------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                              93,940
                                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $  98,984
                                                                                      =========

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                               YEAR           YEAR
                                                                               ENDED          ENDED
                                                                              NOV. 30,       NOV. 30,
                                                                               2003           2002
                                                                            -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                             $     5,044    $     1,879
   Capital Gain Distributions Received from Dimensional Emerging Markets
     Value Fund Inc.                                                                 --          1,050
   Net Realized Gain (Loss) on Investment Securities Sold                          (717)        (2,972)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                       94,657          3,485
                                                                            -----------    -----------
        Net Increase (Decrease) in Net Assets Resulting from Operations          98,984          3,442
                                                                            -----------    -----------
Distributions From:
   Net Investment Income                                                         (1,969)        (1,658)
   Net Long-Term Gains                                                           (1,048)        (3,179)
                                                                            -----------    -----------
        Total Distributions                                                      (3,017)        (4,837)
                                                                            -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                                                208,413         73,684
   Shares Issued in Lieu of Cash Distributions                                    3,017          4,837
   Shares Redeemed                                                              (22,878)       (19,609)
                                                                            -----------    -----------
        Net Increase (Decrease) From Capital Share Transactions                 188,552         58,912
                                                                            -----------    -----------
        Total Increase (Decrease)                                               284,519         57,517

NET ASSETS

   Beginning of Period                                                          118,516         60,999
                                                                            -----------    -----------
   End of Period                                                            $   403,035    $   118,516
                                                                            ===========    ===========
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                               20,044          8,536
     Shares Issued in Lieu of Cash Distributions                                    369            602
     Shares Redeemed                                                             (2,310)        (2,303)
                                                                            ===========    ===========
                                                                                 18,103          6,835
                                                                            ===========    ===========

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        YEAR           YEAR           YEAR            YEAR            YEAR
                                                        ENDED          ENDED          ENDED           ENDED           ENDED
                                                       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003           2002           2001            2000            1999
                                                     ------------   ------------   ------------    ------------    ------------
Net Asset Value, Beginning of Period                 $       8.42   $       8.43   $       8.97    $      13.67    $       8.37
                                                     ------------   ------------   ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                               0.19           0.18           0.18            0.10            0.33
  Net Gains (Losses) on Securities (Realized
     and Unrealized)                                         4.13           0.49          (0.58)          (3.56)           5.30
                                                     ------------   ------------   ------------    ------------    ------------
     Total from Investment Operations                        4.32           0.67          (0.40)          (3.46)           5.63
                                                     ------------   ------------   ------------    ------------    ------------
LESS DISTRIBUTIONS
  Net Investment Income                                     (0.14)         (0.23)         (0.09)          (0.11)          (0.33)
  Net Realized Gains                                        (0.07)         (0.45)         (0.05)          (1.13)           --
                                                     ------------   ------------   ------------    ------------    ------------
     Total Distributions                                    (0.21)         (0.68)         (0.14)          (1.24)          (0.33)
                                                     ------------   ------------   ------------    ------------    ------------
Net Asset Value, End of Period                       $      12.53   $       8.42   $       8.43    $       8.97    $      13.67
                                                     ============   ============   ============    ============    ============
Total Return                                                52.59%          8.29%         (4.60)%        (28.30)%         69.99%

Net Assets, End of Period (thousands)                $    403,035   $    118,516   $     60,999    $     44,658    $     43,608
Ratio of Expenses to Average Net Assets (1)                  0.86%          0.85%          1.00%           1.04%           1.05%
Ratio of Net Investment Income to Average Net
  Assets                                                     2.41%          2.10%          2.34%           0.76%           1.87%
Portfolio Turnover Rate                                       N/A            N/A            N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                  10%            15%            19%             19%             18%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund. N/A Refer to the respective Master Fund.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.   ORGANIZATION:

      DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers forty portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-five are presented within four separate reports, and four have not commenced operations.

      The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 2003, the Portfolio owned 65% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

      In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

B.   SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

      2. FOREIGN CURRENCY TRANSACTIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2,918.

4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.   INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

      Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D.   FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation            $  82,331
               Gross Unrealized Depreciation                   --
                                                        ---------
               Net                                      $  82,331
                                                        =========

      At November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $776,000, expiring November 30, 2011.

E.   LINE OF CREDIT:

      The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2003.

      The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2003.

F.   REIMBURSEMENT FEE:

      Until March 30, 2002, shares of the Portfolio were sold at a public offering price which was equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

      Effective March 30, 2002, the Portfolio no longer charges reimbursement fees.

     REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF EMERGING MARKETS VALUE PORTFOLIO AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                                PERFORMANCE CHART

[CHART]

DIMENSIONAL EMERGING MARKETS VALUE FUND INC. VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MARCH 31, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

                   DIMENSIONAL EMERGING MARKETS VALUE FUND INC.    MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
Mar-1994                                            $   10,000                                        $   10,000
Apr-1994                                            $    9,788                                        $    9,778
May-1994                                            $   10,224                                        $   10,091
Jun-1994                                            $    9,712                                        $    9,795
Jul-1994                                            $   10,565                                        $   10,399
Aug-1994                                            $   11,737                                        $   11,677
Sep-1994                                            $   11,941                                        $   11,798
Oct-1994                                            $   11,973                                        $   11,569
Nov-1994                                            $   11,349                                        $   10,955
Dec-1994                                            $   10,491                                        $   10,068
Jan-1995                                            $    9,548                                        $    8,990
Feb-1995                                            $    9,225                                        $    8,751
Mar-1995                                            $    9,501                                        $    8,785
Apr-1995                                            $   10,097                                        $    9,163
May-1995                                            $   11,068                                        $    9,626
Jun-1995                                            $   10,953                                        $    9,634
Jul-1995                                            $   11,234                                        $    9,836
Aug-1995                                            $   10,847                                        $    9,591
Sep-1995                                            $   10,622                                        $    9,532
Oct-1995                                            $   10,279                                        $    9,159
Nov-1995                                            $   10,014                                        $    8,987
Dec-1995                                            $   10,356                                        $    9,369
Jan-1996                                            $   11,316                                        $   10,025
Feb-1996                                            $   11,010                                        $    9,850
Mar-1996                                            $   11,063                                        $    9,908
Apr-1996                                            $   11,430                                        $   10,269
May-1996                                            $   11,509                                        $   10,198
Jun-1996                                            $   11,628                                        $   10,240
Jul-1996                                            $   10,692                                        $    9,522
Aug-1996                                            $   11,040                                        $    9,751
Sep-1996                                            $   11,295                                        $    9,822
Oct-1996                                            $   11,027                                        $    9,553
Nov-1996                                            $   11,125                                        $    9,701
Dec-1996                                            $   11,247                                        $    9,733
Jan-1997                                            $   12,582                                        $   10,388
Feb-1997                                            $   12,893                                        $   10,826
Mar-1997                                            $   12,536                                        $   10,515
Apr-1997                                            $   12,404                                        $   10,497
May-1997                                            $   13,271                                        $   10,769
Jun-1997                                            $   13,807                                        $   11,323
Jul-1997                                            $   14,070                                        $   11,469
Aug-1997                                            $   12,601                                        $    9,996
Sep-1997                                            $   13,353                                        $   10,257
Oct-1997                                            $   11,688                                        $    8,566
Nov-1997                                            $   11,364                                        $    8,248
Dec-1997                                            $   11,804                                        $    8,428
Jan-1998                                            $   11,078                                        $    7,760
Feb-1998                                            $   11,934                                        $    8,566
Mar-1998                                            $   12,486                                        $    8,908
Apr-1998                                            $   12,326                                        $    8,794
May-1998                                            $   10,939                                        $    7,562
Jun-1998                                            $    9,995                                        $    6,754
Jul-1998                                            $   10,387                                        $    6,944
Aug-1998                                            $    7,679                                        $    4,910
Sep-1998                                            $    7,650                                        $    5,208
Oct-1998                                            $    9,290                                        $    5,750
Nov-1998                                            $   10,816                                        $    6,222
Dec-1998                                            $   11,250                                        $    6,108
Jan-1999                                            $   11,092                                        $    6,005
Feb-1999                                            $   11,197                                        $    6,059
Mar-1999                                            $   12,449                                        $    6,839
Apr-1999                                            $   15,578                                        $    7,675
May-1999                                            $   15,578                                        $    7,607
Jun-1999                                            $   17,474                                        $    8,454
Jul-1999                                            $   17,104                                        $    8,211
Aug-1999                                            $   17,254                                        $    8,280
Sep-1999                                            $   16,716                                        $    7,990
Oct-1999                                            $   17,448                                        $    8,153
Nov-1999                                            $   18,570                                        $    8,881
Dec-1999                                            $   20,891                                        $    9,999
Jan-2000                                            $   20,778                                        $   10,039
Feb-2000                                            $   20,236                                        $   10,168
Mar-2000                                            $   19,955                                        $   10,202
Apr-2000                                            $   18,768                                        $    9,220
May-2000                                            $   17,448                                        $    8,819
Jun-2000                                            $   17,485                                        $    9,102
Jul-2000                                            $   16,747                                        $    8,623
Aug-2000                                            $   16,765                                        $    8,653
Sep-2000                                            $   15,550                                        $    7,886
Oct-2000                                            $   14,446                                        $    7,311
Nov-2000                                            $   13,364                                        $    6,667
Dec-2000                                            $   13,765                                        $    6,819
Jan-2001                                            $   15,090                                        $    7,743
Feb-2001                                            $   13,867                                        $    7,131
Mar-2001                                            $   12,541                                        $    6,398
Apr-2001                                            $   13,112                                        $    6,695
May-2001                                            $   13,427                                        $    6,754
Jun-2001                                            $   13,274                                        $    6,597
Jul-2001                                            $   12,917                                        $    6,163
Aug-2001                                            $   13,070                                        $    6,092
Sep-2001                                            $   10,950                                        $    5,136
Oct-2001                                            $   11,399                                        $    5,452
Nov-2001                                            $   12,784                                        $    6,015
Dec-2001                                            $   13,659                                        $    6,484
Jan-2002                                            $   14,762                                        $    6,696
Feb-2002                                            $   14,568                                        $    6,798
Mar-2002                                            $   15,445                                        $    7,180
Apr-2002                                            $   15,873                                        $    7,208
May-2002                                            $   15,681                                        $    7,074
Jun-2002                                            $   14,568                                        $    6,532
Jul-2002                                            $   14,001                                        $    6,019
Aug-2002                                            $   14,033                                        $    6,106
Sep-2002                                            $   12,363                                        $    5,436
Oct-2002                                            $   12,888                                        $    5,785
Nov-2002                                            $   13,906                                        $    6,177
Dec-2002                                            $   13,494                                        $    5,967
Jan-2003                                            $   13,702                                        $    5,933
Feb-2003                                            $   13,581                                        $    5,746
Mar-2003                                            $   13,287                                        $    5,562
Apr-2003                                            $   15,035                                        $    6,029
May-2003                                            $   16,172                                        $    6,444
Jun-2003                                            $   16,893                                        $    6,796
Jul-2003                                            $   17,275                                        $    7,203
Aug-2003                                            $   18,422                                        $    7,671
Sep-2003                                            $   19,328                                        $    7,714
Oct-2003                                            $   21,065                                        $    8,357
Nov-2003                                            $   21,306                                        $    8,443

ANNUALIZED        ONE     FIVE    FROM
TOTAL RETURN(%)   YEAR    YEARS   3/31/1994
---------------   -----   -----   ---------
                  53.21   14.41     8.14

- THE FUND PROVIDES ACCESS TO NON-U.S. COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY, SPECIFICALLY THOSE DEEMED TO BE VALUE STOCKS.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
SOUTH KOREA -- (9.6%)
COMMON STOCKS -- (9.6%)
 * Aekyung Petrochemical Co., Ltd.                                        5,100    $        56,641
 * Anam Semiconductor, Inc.                                             185,819            558,052
   Asia Cement Manufacturing Co., Ltd.                                    6,570            184,739
   BYC Co., Ltd.                                                            810             27,089
 * Baiksan Co., Ltd.                                                     41,550             40,615
 * Boo Kook Securities Co., Ltd.                                         17,385             55,537
 * Byuck San Engineering and
     Construction Co., Ltd.                                              87,860            208,312
 * CKD Bio Corp.                                                          3,109              8,768
   Capro Corp.                                                           16,830             24,782
   Cheil Industrial, Inc.                                                65,114            812,537
   Cho Kwang Leather Co., Ltd.                                            4,860             17,992
   Choil Aluminium Mfg. Co., Ltd.                                         5,770             21,121
   Chon Bang Co., Ltd.                                                    2,520             73,375
 * Chong Kun Dang                                                        11,299             29,703
   Choong Wae Pharmaceutical                                              9,816             65,410
 * Choongnam Spinning Co., Ltd.                                             714              2,272
   Chosun Refractories Co., Ltd.                                          6,000             98,082
   DC Chemical Co., Ltd.                                                 27,820            359,886
   DPI Co., Ltd.                                                         33,340             77,661
   Dae Chang Industrial Co.                                               6,170             17,375
   Dae Dong Industrial Co., Ltd.                                          3,930             13,192
 * Dae Han Fire & Marine Insurance
     Co., Ltd.                                                           12,610             55,914
 * Dae Sang Corp.                                                        63,320            184,368
 * Dae Won Kang Up Co., Ltd.                                             13,100            150,938
 * Dae Young Packaging Co., Ltd.                                        356,210             34,079
   Daegu Bank Co., Ltd.                                                 148,102            725,694
   Daehan Flour Mills Co., Ltd.                                           2,525             80,557
   Daehan Synthetic Fiber Co., Ltd.                                       2,000             23,460
   Daelim Industrial Co., Ltd.                                           53,760          1,542,964
   Daesung Industrial Co., Ltd.                                           7,690            113,554
   Daewoo Engineering & Construction
     Co., Ltd.                                                          249,170          1,084,114
 * Daewoo International Corp.                                            64,190            355,647
   Daewoo Motor Sales Corp.                                              43,910            269,586
 * Dahaam E-Tec Co., Ltd.                                                 5,700             50,501
   Daishin Securities Co., Ltd.                                          55,991            850,078
 * Daiyang Metal Co., Ltd.                                               40,000             42,427
 * Daou Technology, Inc.                                                 60,000             90,096
   Dong Ah Tire Industrial Co., Ltd.                                     34,520            106,255
 * Dong Hai Pulp Co., Ltd.                                               14,310             49,642
   Dong IL Rubber Belt Co., Ltd.                                          6,271             12,521
   Dong Wha Pharmaceutical
     Industries Co.                                                       5,167             29,144
 * Dong Won Co., Ltd.                                                     5,520             61,076
 * Dong Yang Department Store Co., Ltd.                                   9,000             50,164
   Dong-A Pharmaceutical Co., Ltd.                                       14,980            222,447
 * Dongbu Corp.                                                          32,680            135,119
 * Dongbu Hannong Chemical Co., Ltd.                                     14,890             72,465
 * Dongbu Securities Co., Ltd.                                           22,040             45,380
   Dongbu Steel Co., Ltd.                                                34,058            171,416
   Dong-Il Corp.                                                          4,205             95,501
   Dongkook Industries Co., Ltd.                                          1,620              5,472
   Dongkuk Steel Mill Co., Ltd.                                         105,352            642,428
 * Dongsu Industrial Co., Ltd.                                            9,880             96,988
   Dongsung Chemical Industries                                           3,770    $        23,428
   Dongwon F&B Co., Ltd.                                                  2,816             98,392
 * Dongwon Financial Holding Co., Ltd.                                   72,046            322,455
   Dongwon Industries Co., Ltd.                                           1,876             13,859
 * Dongyang Express & Construction
     Corp                                                                 5,250             54,157
 * Doosan Construction & Engineering
     Co., Ltd.                                                           70,421             88,755
 * Doosan Corp.                                                          31,670            267,419
   Doosan Heavy Industries &
     Construction Co., Ltd.                                             156,300            852,983
 * Duck Yang Industry Co., Ltd.                                           4,000             33,210
 * F&F Co., Ltd.                                                         23,100             45,929
 * First Fire & Marine Insurance Co., Ltd.                               40,160             34,078
   Global & Yuasa Battery Co., Ltd.                                      11,600             17,563
   Green Cross Corp.                                                      7,010            149,583
   HS R&A Co., Ltd.                                                       4,980             24,029
 * Halla Engineering & Construction
     Corp.                                                                7,450             28,262
 * Han Kuk Carbon Co., Ltd.                                              25,070             30,554
 * Han Wha Corp.                                                        112,300            628,742
   Hana Securities Co., Ltd.                                             30,190            183,091
   Handok Pharmaceuticals Co., Ltd.                                      10,900             67,011
   Hanil Cement Manufacturing Co., Ltd.                                  10,315            532,033
   Hanil Iron & Steel Co., Ltd.                                           1,815             17,138
 * Hanjin Heavy Industry Co., Ltd.                                       99,510            451,998
   Hanjin Shipping Co., Ltd.                                             74,836          1,263,817
   Hanjin Transportation Co., Ltd.                                       17,960            177,052
 * Hankook Core Co., Ltd.                                                 7,001             21,695
   Hankook Cosmetics Co., Ltd.                                           30,000             25,456
   Hankook Tire Manufacturing Co., Ltd.                                 150,550          1,156,006
   Hankuk Glass Industries, Inc.                                         16,090            372,116
   Hankuk Paper Manufacturing Co., Ltd.                                   7,500            144,129
 * Hansae Co., Ltd.                                                       3,260             31,460
 * Hansol Chemical Co., Ltd.                                             12,467             25,566
   Hansol Paper Co., Ltd.                                                65,434            462,156
 * Hansol Telecom Co., Ltd.                                               5,430              6,189
 * Hanwha Chemical Corp.                                                134,480          1,174,693
 * Hanwha Securities Co., Ltd.                                           62,690            178,101
   Heesung Cable, Ltd.                                                    3,660             21,588
 * Histeel Co., Ltd.                                                      1,080              8,347
   Hotel Shilla, Ltd.                                                    58,870            269,361
   Huchems Fine Chemical Corp.                                           21,300             52,450
 * Huneed Technologoes Co., Ltd.                                         90,030             35,951
 * Hung Chang Co., Ltd.                                                     197                531
 * Husteel Co., Ltd.                                                     10,370             44,774
   Hwa Sung Industrial Co.                                                8,300             26,825
 * Hwashin Co., Ltd.                                                     42,000             39,832
 * Hyosung T & C Co., Ltd.                                               47,440            479,511
   Hyundai Cement Co., Ltd.                                              10,925            247,211
 * Hyundai Corp.                                                          6,015             15,212
   Hyundai Department Store Co., Ltd.                                    20,728            603,536
 * Hyundai Department Store H & S
     Co., Ltd.                                                            8,362            107,129
   Hyundai Development Co.                                              113,000          1,052,868
   Hyundai Fire & Marine Insurance
     Co., Ltd.                                                            7,420            220,986
 * Hyundai Heavy Industries Co., Ltd.                                    91,190          2,875,172

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Hyundai Hysco                                                        127,090    $       622,736
 * Hyundai Merchant Marine Co., Ltd.                                    123,000            897,392
 * Hyundai Mipo Dockyard Co., Ltd.                                       12,110            148,598
   Hyundai Motor Co., Ltd.                                               86,520          3,282,153
 * Hyundai Pharmaceutical Ind Co., Ltd.                                   4,200             35,814
 * Hyundai Securities Co., Ltd.                                         160,790            873,473
   INI Steel Co., Ltd.                                                  174,590          1,372,551
   ISU Chemical Co., Ltd.                                                14,350             97,891
 * Il Dong Pharmaceutical Co., Ltd.                                       5,840             47,078
 * Il Sung Pharmaceutical Co., Ltd.                                       3,990             50,288
 * Il Yang Pharmaceutical Co., Ltd.                                       6,107             16,258
   IlShin Spinning Co., Ltd.                                              3,600            106,019
 * Je Il Pharmaceutical Co.                                               2,220             43,955
 * Jeonbuk Bank, Ltd.                                                    52,970            159,300
 * Jinro, Ltd.                                                           12,210             15,236
 * Joongang Constuction Co., Ltd.                                         9,880             47,014
 * KDB Capital Corp.                                                        972              3,396
 * KP Chemical Corp.                                                      5,526              7,217
 * KTB Network, Ltd.                                                     90,000            269,540
 * Keang Nam Enterprises Co., Ltd.                                       39,510             34,019
 * Keyang Electric Machinery Co., Ltd.                                   71,760            108,650
 * Kolon Chemical Co., Ltd.                                              20,220            136,252
   Kolon Engineering & Construction
     Co., Ltd.                                                           37,850             65,022
   Kolon Industries, Inc.                                                21,199            121,334
 * Kolon International                                                    1,905              7,575
   Korea Cast Iron Pipe Co., Ltd.                                        15,038             25,271
   Korea Circuit Co.                                                     15,920             45,957
 * Korea Development Leasing Corp.                                       61,900             73,638
 * Korea Exchange Bank                                                  311,068          1,513,870
 * Korea Express Co., Ltd.                                                6,190             80,848
   Korea Fine Chemical Co., Ltd.                                          7,000             80,945
 * Korea Flange Co., Ltd.                                                 3,450             47,357
   Korea Iron & Steel Co., Ltd.                                          18,000            239,591
   Korea Iron & Steel Works Co., Ltd.                                    11,241            137,000
 * Korea Komho Petrochemical                                             44,050            176,816
 * Korea Line Corp.                                                       9,110            113,681
 * Korea Petrochemical Industry Co., Ltd.                                12,300             70,604
   Korea Polyol Co., Ltd.                                                 4,710            119,704
   Korea Zinc Co., Ltd.                                                  23,800            514,787
   Korean Air Co., Ltd.                                                 120,158          1,779,304
 * Korean Air Terminal Service Co., Ltd.                                  3,490             43,551
 * Korean French Banking Corp.                                           26,000             21,630
   Korean Reinsurance Co., Ltd.                                           9,009            284,049
 * Kuk Dong Electric Wire Co., Ltd.                                       3,740             56,627
 * Kukdo Chemical Co., Ltd.                                               8,710             88,038
 * Kukdong City Gas Co., Ltd.                                             8,000             91,178
 * Kukje Corp.                                                           34,550             53,030
 * Kumho Industrial Co., Ltd.                                            89,380            191,839
 * Kwang Dong Pharmaceutical
     Co., Ltd.                                                          114,660            110,649
 * Kyeryong Construction Industrial
     Co., Ltd.                                                           13,000            106,959
 * Kyobo Securities Co., Ltd.                                            54,000            131,176
 * Kyong Dong Boiler Co., Ltd.                                            3,450             46,352
   Kyungbang Co., Ltd.                                                    1,856             61,530
   LG Cable, Ltd.                                                        48,290            600,587
   LG Engineering & Construction Corp.                                   65,802            993,558
   LG International Corp.                                                72,934            474,476
   Lotte Confectionary Co., Ltd.                                          1,170            482,775
   Lotte Sam Kang Co., Ltd.                                               1,880            139,196
   Meritz Securities Co., Ltd.                                           52,040    $       120,354
 * Motonic Corp.                                                            640              7,214
   Namhae Chemical Corp.                                                 73,700             80,932
   Namyang Dairy Products Co., Ltd.                                       1,070            233,218
 * Nexans Korea, Ltd.                                                    45,600             48,747
   Nong Shim Co., Ltd.                                                    5,524          1,029,388
 * Nong Shim Holdings Co., Ltd.                                           1,750             53,866
   Oriental Fire & Marine Insurance
     Co., Ltd.                                                           12,860            155,127
   Ottogi Corporation                                                     5,150            132,386
 * PaperCorea, Inc.                                                       8,172              3,025
 * Partsnic Co., Ltd.                                                    11,310             18,065
 * Poong Lim Industrial Co., Ltd.                                        32,280             62,302
   Poong San Corp.                                                       48,290            451,947
 * Pusan City Gas Co., Ltd.                                              15,700            159,344
 * Pyung Hwa Industrial Co., Ltd.                                        31,950            115,355
 * Rocket Electric Co., Ltd.                                              3,460              5,598
   SK Chemicals Co., Ltd.                                                13,280             62,089
   SK Corp., Ltd.                                                       176,062          4,057,167
 * SK Gas Co., Ltd.                                                       7,000            108,315
 * SK Networks Co., Ltd.                                                 13,708            143,689
   SKC Co., Ltd.                                                         27,000            363,878
   STX Corp.                                                              9,469             76,962
 * Saehan Industries, Inc.                                              199,020            149,010
   Sam Yung Trading Co., Ltd.                                            13,840             16,925
 * Sambu Construction Co., Ltd.                                          10,850             45,583
   Samhwa Crown and Closure Co., Ltd.                                     3,100             20,967
 * Samhwa Paints Industrial Co., Ltd.                                    33,600             81,621
   Samsung Climate Control Co., Ltd.                                     11,990             55,758
   Samsung Corp.                                                        202,150          1,698,527
 * Samsung Engineering Co., Ltd.                                         60,000            163,720
   Samsung Fine Chemicals                                                37,380            525,537
 * Samsung Heavy Industries Co., Ltd.                                   346,290          1,987,772
   Samwhan Corp. Co., Ltd.                                               17,730             81,271
   Samyang Corp.                                                         14,755            239,360
   Samyang Genex Co., Ltd.                                                4,470            114,906
   Samyang Tongsang Co., Ltd.                                             2,820             30,381
   Samyoung Chemical Co., Ltd.                                            2,820             16,563
   Samyoung Electronics Co., Ltd.                                        30,000            222,869
   Seah Holdings Corp.                                                    3,593             39,904
   Seah Steel Corp.                                                       6,245             66,500
 * Segye Corp.                                                           16,170             32,285
 * Sejong Industrial Co., Ltd.                                           44,050            133,024
   Sejong Securities Co., Ltd.                                           71,510            152,889
   Sempio Foods Co.                                                       3,610             13,514
   Seoul Securities Co., Ltd.                                            83,590            232,610
 * Shin Dong-Ah Fire & Marine
     Insurance Co.                                                        5,520              5,602
 * Shin Heung Securities Co., Ltd.                                        9,130             17,773
   Shin Young Securities Co., Ltd.                                       13,880            143,182
   Shin Young Wacoal, Inc.                                                  273              8,630
   Shinmoorim Paper Manufacturing
     Co., Ltd.                                                           27,770            142,078
 * Shinpoong Pharmaceutical Co., Ltd.                                     4,540             41,734
 * Shinsung Tongsang Co., Ltd.                                           21,550             43,206
   Song Woun Industries Co., Ltd.                                         1,500             31,696
 * Ssang Bang Wool Co., Ltd.                                             52,870            120,074
 * Ssangyong Cement Industry Co., Ltd.                                  144,832            179,526
 * Sung Chang Enterprise Co., Ltd.                                        9,000             54,432
 * Sungwon Corp.                                                         20,600             32,732
   TS Corp.                                                               3,881             29,510

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tae Kwang Industrial Co., Ltd.                                         1,160    $       135,103
 * Tae Kyung Industrial Co., Ltd.                                        63,000            104,821
   Taegu Department Store Co., Ltd.                                      16,231            117,474
   Tai Han Electric Wire Co., Ltd.                                       49,957            246,865
   Tai Lim Packaging Industries Co., Ltd.                                 4,380             10,421
 * The Will-Bes & Co., Ltd.                                              10,640             25,404
 * Tong Kook Corp.                                                          607                789
 * Tong Yang Investment Bank                                            127,360            157,339
 * Tong Yang Major Corp.                                                 24,960             24,917
 * Tong Yang Moolsan Co., Ltd.                                            4,560              6,525
 * Trigem Computer, Inc.                                                 60,329            269,512
 * Union Steel Manufacturing Co., Ltd.                                    3,890            457,914
 * Wiscom Co., Ltd.                                                      22,000             49,965
 * Woongjin.Com Co., Ltd.                                                78,940            207,521
   Woori Securities Co., Ltd.                                            46,583            158,887
 * Yoo Sung Enterprise Co., Ltd.                                          3,780             44,496
 * Youlchon Chemical Co., Ltd.                                           47,300            341,160
   Young Poong Mining & Construction
     Corp.                                                               18,030             58,048
   Youngone Corp.                                                        76,520            139,729
   Youngpoong Corp.                                                       1,580             59,149
   Yuhan Corp.                                                            4,933            254,437
 * Yuhwa Securities Co., Ltd.                                            17,000             97,583
 * Zinus, Inc.                                                            9,330             48,200
                                                                                   ---------------
TOTAL -- SOUTH KOREA
  (Cost $43,577,078)                                                                    60,349,757
                                                                                   ---------------
BRAZIL -- (9.5%)
PREFERRED STOCKS -- (8.1%)
 * Acesita SA                                                     4,130,760,696          2,004,407
   Alpargatas-Santista Textil SA                                        430,000             48,880
   Aracruz Celulose SA Series B                                         293,999            792,111
   Bahia Sul Celulose SA                                                930,690            170,537
   Banco Bradesco SA                                                728,288,886          3,496,874
 * Bradespar SA                                                     142,577,592             43,059
   Brasil Telecom Participacoes SA                                    1,406,899             10,694
   Brasileira de Petroleo Ipiranga                                  202,800,000            874,648
 * Braskem SA                                                       142,800,000          2,291,971
 * Centrais Electricas de Santa
     Catarin Celesc Series B                                          1,250,000            313,878
   Cimento Portland Itau                                              2,600,000            485,239
 * Companhia Siderurgica Paulista                                       720,000            180,794
   Confab Industrial SA                                                 600,000            855,107
   Coteminas Cia Tecidos Norte
     de Minas                                                        15,097,500          1,006,722
   Distribuidora de Produtos
     Petreleo Ipirangi SA                                             8,000,000             63,522
   Duratex SA                                                        66,910,000          1,839,060
   Embraco SA                                                           342,000            173,495
 * Embratel Participacoes SA                                          1,389,166              4,940
   Forjas Taurus SA                                                 254,000,000            108,599
   Gerdau SA                                                            387,776          6,368,632
   Globex Utilidades SA                                                  26,000             83,814
 * Inepar SA Industria e Construcoes                                 78,960,001             12,861
   Investimentos Itau SA                                              2,165,067          2,218,698
   Klabin SA                                                          2,101,531          2,545,798
   Magnesita SA Series A                                             20,000,000             65,897
   Marcopolo SA                                                         326,400            484,007
   Metalurgica Gerdau SA                                                198,400          3,433,458
 * Perdigao SA NPV                                                      199,200          1,315,382
   Polialden Petroquimica SA                                            780,000            149,542
   Ripasa SA Papel e Celulose                                         1,298,000    $     1,162,782
   Sadia SA                                                           3,838,282          4,623,652
 * Sao Pau Alpargatas SA                                                470,000             28,707
   Siderurgica Belgo-Mineira                                         12,307,631          2,631,085
   Siderurgica de Tubarao Sid
     Tubarao                                                        160,870,000          4,336,448
   Suzano de Papel e Celulose                                           408,508          1,400,044
   Suzano Petroquimica SA                                                94,000             79,742
   Tele Celular Sul Participacoes SA                                  1,443,880              2,019
   Tele Centro Oeste Celular
     Participacoes SA                                                 1,389,166              4,299
 * Tele Leste Celular Participacoes SA                                1,784,040                393
 * Tele Norte Celular Participacoes SA                                1,390,958                260
   Tele Norte Leste Participacoes SA                                  7,538,375            106,054
   Telemar Norte Leste SA Series A                                   73,000,000          1,430,523
   Telemig Celular Participacoes SA                                   1,422,616              2,476
   Telenordeste Celular
     Participacoes SA.                                                1,437,735              1,937
 * Telesp Celular Participacoes                                       1,389,246              3,418
 * Trikem S.A                                                       165,200,000            767,981
   Uniao des Industrias
     Petroquimicas SA Series B                                        1,794,760          1,199,755
   Unibanco Unias de Bancos
     Brasileiros SA                                                   3,700,000             70,309
   Usinas Siderurgicas de Minas
     Gerais SA                                                           41,925            394,781
 * Usinas Siderurgicas de Minas
     Gerais SA                                                        6,900,000              7,258
 * Vale do Rio Doce Series B                                            239,144                  0
   Votorantim Celulose e Papel SA                                    26,200,000          1,329,114
                                                                                   ---------------
TOTAL PREFERRED STOCKS
  (Cost $22,231,467)                                                                    51,025,663
                                                                                   ---------------
COMMON STOCKS -- (1.4%)
   Brasil Telecom Participacoes SA                                   51,256,779            320,029
 * Embratel Participacoes                                            50,000,000            220,563
   Eternit SA                                                           880,000             67,187
   Globex Utilidades SA                                                   8,076             19,183
   Siderurgica Nacional Sid
     Nacional                                                       151,600,000          6,810,940
   Tele Celular Sul Participacoes                                    50,433,301             54,250
   Tele Centro Oeste Celular
     Participacoes                                                   50,291,117            177,478
 * Tele Leste Celular Participacoes                                  64,212,621             14,817
 * Tele Norte Celular Participacoes                                  50,064,513             11,552
   Tele Norte Leste Participacoes                                    50,895,343            532,786
   Telemig Celular Participacoes SA                                  51,793,284            145,872
   Telenordeste Celular
     Participacoes SA                                                50,517,828             51,941
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,900,238)                                                                      8,426,598
                                                                                   ---------------
TOTAL -- BRAZIL
  (Cost $25,131,705)                                                                    59,452,261
                                                                                   ---------------
THAILAND -- (9.5%)
COMMON STOCKS -- (9.4%)
 * Adkinson Securities Public Co.,
     Ltd. (Foreign)                                                   1,753,500            680,758
 * Advance Agro Public Co.,
     Ltd. (Foreign)                                                   1,587,830          1,441,674

                                                                         SHARES             VALUE+
                                                                         ------             ------
   American Standard Sanitaryware
    (Thailand) Public Co. Ltd. (Foreign)                                  4,150    $        26,194
   Bangkok Expressway Public Co., Ltd.
    (Foreign)                                                         4,575,300          2,589,901
 * Bangkok Land Co., Ltd. (Foreign)                                  11,962,000            539,301
 * Bank of Ayudhya Public Co., Ltd.
     (Foreign)                                                       12,208,000          3,608,126
   Banpu Public Co., Ltd. (Foreign)                                   1,122,000          2,585,448
   Big C Supercenter Public Co.,
     Ltd. (Foreign)                                                   1,274,800            584,317
   Capital Nomura Securities
     Public Co., Ltd. (Foreign)                                         370,100            523,748
   Central Plaza Hotel Public Co., Ltd.
     (Foreign)                                                          361,500            269,371
 * Ch Karnchang Public Co., Ltd.
     (Foreign)                                                        7,507,000          3,083,653
   Charoen Pokphand Foods Public Co.,
     Ltd. (Foreign)                                                  11,854,940          1,359,941
   Eastern Water Resources
     Development & Management
     Public Co., Ltd. (Foreign)                                         715,900            932,419
   Hana Microelectronics Public Co., Ltd.
     (Foreign)                                                          187,000            487,113
   ICC International Public Co., Ltd.                                 2,755,000          2,277,145
   Kang Yong Electric Public Co., Ltd.
     (Foreign)                                                          236,200            375,672
 * Kasikornbank PCL (Foreign)                                         1,530,000          1,753,225
   Laguna Resorts & Hotels Public Co.,
     Ltd. (Foreign)                                                     545,800            642,520
   Modernform Group Public Co., Ltd.
     (Foreign)                                                           46,000             44,934
   Muramoto Electronic (Thailand)
     Public Co., Ltd. (Foreign)                                         134,300            807,314
   National Finance and Securities
     Public Co., Ltd. (Foreign)                                       9,023,000          3,728,980
   National Petrochemical Public Co.,
     Ltd. (Foreign)                                                   2,010,600          4,356,091
 * Pacific Assets Public Co., Ltd.
     (Foreign)                                                          380,000             90,420
 * Padaeng Industry Public Co., Ltd.
     (Foreign)                                                        1,600,800            657,561
   Regional Container Lines Public
     Co., Ltd.                                                        6,950,000          2,419,663
   Saha Pathana Inter-Holding Public
     Co., Ltd.                                                        3,316,000          1,079,725
   Saha Pathanapibul Public Co., Ltd.
     (Foreign)                                                        1,367,000            445,110
   Saha-Union Public Co., Ltd. (Foreign)                              3,025,300          1,970,140
 * Sahaviriya Steel Industries Public Co.,
     Ltd. (Foreign)                                                   6,280,300          6,134,797
 * Samart Corp. Public Co., Ltd.
     (Foreign)                                                          455,200            952,015
   Siam Food Products Public Co., Ltd.
     (Foreign)                                                           97,100            216,453
   Siam Industrial Credit Public Co., Ltd.                            4,055,050            944,570
 * Sino-Thai Engineering & Construction
     Public Co., Ltd. (Foreign)                                         212,000             95,579
 * Standard Chartered Nakornthon
     Bank Public Co., Ltd. (Foreign)                                        839             69,348
 * TPI Polene Public Co., Ltd. (Foreign)                              3,890,162          4,116,703
 * Thai Military Bank Public Co., Ltd.
     (Foreign)                                                       24,588,200    $     3,233,264
   Thai Plastic and Chemicals
     Public Co., Ltd. (Foreign)                                          29,000            114,765
   Thai Rayon Public Co., Ltd.                                           16,500            173,576
   Thai Rung Union Car Public Co., Ltd.
     (Foreign)                                                        5,386,250          2,118,075
 * Tuntex (Thailand) Public Co., Ltd.
     (Foreign)                                                        1,987,600            311,146
 * United Communication Industry
     Public Co., Ltd. (Foreign)                                         864,400            562,916
 * Vinythai Public Co., Ltd. (Foreign)                                1,159,518            425,984
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $27,815,929)                                                                    58,829,655
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.1%)
 * Bangkok Land (Foreign)
     Warrants 2006                                                      398,733                  0
 * Bank of Ayudhya Public Co., Ltd.
     Warrants 08/25/08                                                4,883,200            587,085
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                587,085
                                                                                   ---------------
TOTAL -- THAILAND
  (Cost $27,815,929)                                                                    59,416,740
                                                                                   ---------------
  ISRAEL -- (9.4%)
  COMMON STOCKS -- (9.4%)
 * Afcon Industries                                                       2,102              6,904
   American Israeli Paper Mills, Ltd.                                    13,563            711,099
 * Ashtrom Properties, Ltd.                                             171,400             38,960
 * Azorim Investment Development &
     Construction Co., Ltd.                                             299,403          2,149,081
 * Bank Hapoalim, Ltd.                                                3,775,700          8,766,681
 * Bank Leumi Le-Israel                                               4,836,950          8,399,020
 * Bank of Jerusalem                                                     71,150             62,690
 * Baran                                                                 94,200            650,771
 * Blue Square Chain Stores
     Properties Investment                                               33,400            373,209
 * CLAL Industries, Ltd.                                                773,796          3,648,293
   Delta Galil Industries, Ltd.                                          78,554          1,363,494
 * Discount Mortgage Bank, Ltd.                                           3,611            292,481
 * Elbit Medical Imaging                                                192,747          1,251,091
   Elco Industries (1975)                                                11,441             61,377
   Electra Consumer                                                      23,400            252,137
 * Electrochemical Industries (1952), Ltd.                               48,800              1,690
   Elite Industries, Ltd.                                                11,760            439,237
 * Elron Electronic Industries, Ltd.                                    194,911          2,064,571
 * Feuchtwanger Investments 1984, Ltd.                                   10,500              5,920
 * First International Bank of Israel                                   294,660          1,651,446
 * First International Bank of Israel, Ltd.                             434,800            486,548
 * Formula Systems (1985), Ltd.                                          93,700          1,610,583
 * Formula Vision Technologies, Ltd.                                      1,953              1,744
   Granite Hacarmel Investments, Ltd.                                   142,500            198,208
 * Ham-Let Ltd                                                           26,300             83,689
   IDB Development Corp., Ltd. Series A                                  87,522          1,954,104
   Industrial Building Corp., Ltd.                                      408,034            377,968
 * Investec Bank, Ltd.                                                    4,400            130,505
 * Israel Cold Storage & Supply Co., Ltd.                                 7,000             28,528
   Israel Corp. Series A                                                  4,000            440,578
 * Israel Land Development Co., Ltd.                                    234,560            728,174

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Israel Petrochemical Enterprises, Ltd.                               238,494    $       757,705
 * Israel Steel Mills, Ltd.                                              97,000                851
 * Kardan Real Estate                                                     3,052              5,291
 * Knafaim-Arkia Holdings, Ltd.                                         115,955          1,073,122
 * Koor Industries, Ltd.                                                125,769          3,892,981
 * Leader Holding & Investments, Ltd.                                   113,800            122,117
 * Liberty Properties, Ltd.                                               3,457             16,832
   M.A.Industries, Ltd.                                                 227,355            751,920
   Mehadrin, Ltd.                                                        19,801            286,720
 * Merhav-Ceramic & Building Materials
     Center, Ltd.                                                        36,232             42,296
   Middle East Tube Co.                                                  46,200             63,649
 * Miloumor, Ltd.                                                        26,800            108,595
 * Minrav Holdin                                                          2,000             65,025
   Mivtach Shamir Holdings, Ltd.                                         26,600            320,267
 * Nice Systems, Ltd.                                                    50,930          1,224,530
 * OCIF Investments and Development,
     Ltd.                                                                 3,380             38,198
 * Ormat Industries, Ltd.                                               271,810          1,032,158
 * Otzar Hashilton Hamekomi, Ltd.                                         1,050             68,045
   Packer Plada, Ltd.                                                     2,877            134,075
 * Polgat Industries, Ltd. Series B                                      21,900             35,438
   Property and Building Corp., Ltd.                                      7,261            557,140
 * Scitex Corp., Ltd.                                                   365,565          1,904,918
 * Secom                                                                 60,500             27,620
 * Shrem Fudim Kelner & Co., Ltd.                                        28,100             62,601
   Super-Sol, Ltd. Series B                                             688,337          1,589,368
 * Team Computer & Systems, Ltd.                                          7,900            140,892
 * Tefahot Israel Mortgage Bank, Ltd.                                   150,477          1,273,569
 * Union Bank of Israel, Ltd.                                           330,127          1,096,975
 * United Mizrahi Bank, Ltd.                                          1,233,305          3,865,257
 * Urdan Industries, Ltd.                                               183,950             76,689
 * Ytong Industries, Ltd.                                               174,250            204,571
   Zur Shamir Insurance Co., Ltd.                                        62,779             53,805
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $51,775,248)                                                                    59,124,001
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Israel Shekel
     (Cost $6,081)                                                                           6,190
                                                                                   ---------------
TOTAL -- ISRAEL
  (Cost $51,781,329)                                                                    59,130,191
                                                                                   ---------------
MEXICO -- (8.9%)
COMMON STOCKS -- (8.8%)
   Apasco S.A. de C.V.                                                  172,000          1,300,149
   Alfa S.A. de C.V. Series A                                         3,021,264          9,108,623
 * Cintra S.A. de C.V.                                                   85,000             12,962
 * Consorcio Hogar S.A. de C.V.
     Series B                                                           189,500             63,110
   Controladora Comercial Mexicana
     S.A. de C.V. Series B                                            4,793,000          4,414,848
 * Corporacion Geo S.A. de C.V.
     Series B                                                           345,700          1,767,852
 * Corporacion Interamericana de
     Entramiento S.A. de C.V. Series B                                1,414,805          2,479,889
   Desc S.A. de C.V. Series B                                         5,242,100          1,637,836
   El Puerto de Liverpool S.A. Series 1                                  20,000             21,910
   El Puerto de Liverpool S.A. Series C1                                328,600            351,344
 * Empaques Ponderosa S.A. de C.V.
     Series B                                                            90,000    $         4,338
 * Empresas ICA Sociedad Controladora
     S.A. de C.V.                                                     4,712,500          1,082,077
   Empresas la Moderna S.A. de C.V.
     Series A                                                         2,636,785            369,743
   Fomento Economico Mexicano
     Series B & D                                                       488,000          1,676,958
   Gruma S.A. de C.V. Series B                                        1,222,950          1,521,958
   Grupo Carso S.A. de C.V. Series A-1                                  721,000          2,401,179
   Grupo Cementos de Chihuahua,
     S.A. de C.V.                                                     1,171,000          1,281,814
   Grupo Corvi S.A. de C.V. Series L                                    284,000             48,535
   Grupo Financiero del Norte S.A.
     Series C                                                           650,000          2,136,241
   Grupo Financiero GBM Atlantico
     S.A. de C.V. Series L                                                   74                 14
   Grupo Financiero GBM Atlantico
     S.A. de C.V. Series L                                               75,723             15,264
   Grupo Financiero Inbursa S.A. de C.V.
     Series O                                                         2,728,165          2,928,953
 * Grupo Gigante S.A. de C.V. Series B                                  319,920            166,826
   Grupo Industrial Maseca S.A. de
      C.V. Series B                                                   1,824,900            738,902
   Grupo Industrial Saltillo Unique
     Series                                                             778,300          1,244,846
 * Grupo Iusacell S.A. de C.V.
     Series V                                                         2,870,000            274,166
   Grupo Posadas S.A. de C.V. Series L                                  356,000            155,220
 * Grupo Tribasa S.A. de C.V.                                           145,000                  0
   Herdez Common Series                                                 319,000             97,851
   Industrias Bachoco S.A. de C.V.
     (Certificate Representing Series B
     and Series L)                                                      246,000            407,476
   Industrias Penoles S.A. de C.V.                                    1,277,400          3,581,910
 * Industrias S.A. de C.V. Series B                                      93,000            211,915
 * Jugos del Valle S.A. de C.V. Series B                                155,900            194,017
 * Nueva Grupo Mexico S.A. de C.V.
     Series B                                                         4,676,996          8,402,847
 * Organizacion Soriana S.A. de C.V.
     Series B                                                         1,796,300          3,904,237
 * Sanluis Corporacion S.A. de C.V.
     (Certificates representing 1 share
     Series B, 1 share Series C &
     1 share Series D)                                                    2,400                619
 * US Commercial Corp. S.A. de C.V.                                     271,000            104,503
   Vitro S.A.                                                         1,471,900          1,399,631
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $50,178,805)                                                                    55,510,563
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.1%)
 * Empresas ICA Sociedad Controladora
     S.A de C.V. Rights 12/09/03
     (Cost $561,653)                                                  4,712,500            512,128
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Mexican Peso
     (Cost $6,374)                                                                           5,874
                                                                                   ---------------
TOTAL -- MEXICO
  (Cost $50,746,832)                                                                    56,028,565
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
TAIWAN -- (8.4%)
COMMON STOCKS -- (8.1%)
 * AGV Products                                                         327,000    $        76,603
 * Abit Computer Co., Ltd.                                              322,000            136,720
   Abocom Systems, Inc.                                                 105,000             47,042
   Accton Technology Corp.                                              526,000            374,284
 * Allis Electric Co., Ltd.                                              86,320             17,315
 * Ambassador Hotel                                                     304,000            103,707
 * Apex Science & Engineering Corp.                                     103,000             24,732
 * Arima Computer Corp.                                               1,142,000            411,321
   Asia Cement Corp.                                                  1,895,000            921,142
   Asia Chemical Corp.                                                  111,000             22,590
   Asia Polymer Corp.                                                    75,000             45,900
   Aurora Corp.                                                         210,650            133,237
 * Aurora Systems Corp.                                                 157,000             46,663
   Bank of Kaohsiung Co., Ltd.                                          398,020            216,784
 * Behavior Tech Computer                                               393,000            163,414
 * Bes Engineering Corp.                                              1,269,539            189,594
 * CMC Magnetics Corp.                                                  632,000            475,619
   CTCI Corp.                                                           306,000            225,804
 * Carnival Industrial Corp.                                            336,000             57,066
 * Cathay Real Estate Development Co.,
     Ltd.                                                             1,490,421            525,902
 * Central Insurance Co., Ltd.                                          317,000            111,855
   Central Reinsurance Co., Ltd.                                        312,840            112,677
 * Chang Hwa Commercial Bank                                          3,595,459          1,652,963
   Chang-Ho Fibre Corp.                                                  50,000             19,107
 * Charoen Pokphand Enterprises Co.,
     Ltd.                                                                96,000             15,602
   Cheng Loong Corp.                                                    801,000            259,181
 * Chia Her Industrial Co., Ltd.                                        266,000             26,249
 * Chia Hsin Cement Corp.                                               391,000            230,135
 * Chia Hsin Food & Synthetic Fiber Co.,
     Ltd.                                                               956,000             81,743
 * Chia-I Industrial Co., Ltd.                                          252,000             55,713
 * Chien Tai Cement Co., Ltd.                                           470,397             64,327
 * China Airlines                                                     2,616,371          1,164,534
 * China Chemical & Pharmaceutical Co.                                  105,000             29,824
 * China Development Financial
     Holdong Co., Inc.                                                1,130,000            499,648
   China Electric Manufacturing Co., Ltd.                               306,000             77,060
 * China General Plastics Corp.                                         237,000             80,851
 * China Glaze Co., Ltd.                                                 54,000             11,306
 * China Life Insurance Co., Ltd.                                       573,350            226,654
 * China Man-Made Fiber Co., Ltd.                                       738,000            347,930
 * China Petrochemical Development
     Corp.                                                            1,290,000            188,117
 * China Rebar Co., Ltd.                                              1,219,000            110,656
   China Steel Structure Co., Ltd.                                       63,464             25,460
 * China Synthetic Rubber Corp.                                         385,948            124,317
 * China United Trust & Investment Corp.                                851,145            112,904
 * China Wire & Cable Co., Ltd.                                         143,000             21,984
 * Chinatrust Financial Holdings Co., Ltd.                              228,092            223,083
 * Chinatrust Financial Holdings Co.,
     Ltd. Preferred                                                     568,434            166,452
   Chin-Poon Industrial Co., Ltd.                                       265,000            173,045
 * Chun Yu Works & Co., Ltd.                                            230,000             49,839
   Chun Yuan Steel Industrial Co., Ltd.                                 361,000            187,107
   Chung Hsin Electric & Machinery Co.,
     Ltd.                                                               445,000            170,051
   Chung Hwa Pulp Corp.                                                 318,780            154,023
 * Chung Shing Textile Co., Ltd.                                        228,600    $        16,534
 * Clevo Co.                                                            423,000            170,315
   Collins Co., Ltd.                                                    320,000             89,019
 * Compeq Manufacturing Co., Ltd.                                       809,000            438,258
 * Compex International Co. Ltd.                                         58,000              9,341
   Continental Engineering Corp.                                        628,417            236,461
 * Cosmos Bank Taiwan                                                   588,000            304,761
   DFI, Inc.                                                             64,000             32,047
 * Da-Cin Construction Co., Ltd.                                        229,000             49,622
 * Delpha Construction Co., Ltd.                                        357,000             43,906
   Der Pao Construction Co., Ltd.                                       348,000            107,508
 * ET Internet Technology Corp.                                         313,208            125,650
 * Elite Material Co., Ltd.                                              93,000             21,922
 * Enlight Corp.                                                        250,000             98,097
 * Entie Commercial Bank                                              1,141,000            290,679
 * Eten Information Systems, Ltd.                                       134,000             73,376
   Eternal Chemical Co., Ltd.                                           466,000            283,830
   Eva Airways Corp.                                                  2,297,422            978,843
 * Ever Fortune Industrial Co., Ltd.                                    409,000              3,952
   Everest Textile Co., Ltd.                                            419,590             78,020
   Evergreen International Storage &
     Transport Corp.                                                    853,000            305,981
   Evergreen Marine Corp., Ltd.                                       1,197,602            967,901
   Everlight Chemical Industrial Corp.                                  306,950             99,770
   Everspring Industry Co., Ltd.                                        206,000             68,767
 * Far East Department Stores, Ltd.                                     800,000            322,108
   Far East Textile, Ltd.                                             3,340,855          1,623,958
 * Far Eastern International Bank                                       825,000            391,362
   First Copper Technology Co., Ltd.                                    322,750             76,553
 * First Financial Holding Co., Ltd.                                  3,071,000          1,978,389
 * First Hotel                                                          123,000             64,111
 * First International Computer, Inc.                                 1,188,000            240,035
   Formosa Taffeta Co., Ltd.                                          1,476,124            613,791
 * Formosan Rubber Group, Inc.                                          345,000             91,933
   Formosan Union Chemical Corp.                                        189,561             88,813
 * Fortune Electric Co., Ltd.                                           191,000             65,438
   Fu I Industrial Co., Ltd.                                            264,000             56,820
   Fuh-Hwa Financial Holding Co., Ltd.                                2,690,993            835,271
 * G.T.M.                                                               133,000             54,524
 * Giga Storage Corp.                                                   201,000            110,653
 * Gold Circuit Electronics, Ltd.                                       327,400            132,782
 * Goldsun Development &
     Construction Co., Ltd.                                             946,000            148,202
 * Grand Pacific Petrochemical Corp.                                    211,000             80,322
   Great China Metal Industry Co., Ltd.                                 242,000            124,012
   Great Wall Enterprise Co., Ltd.                                      366,000             94,313
 * Helix Co., Ltd                                                       158,211             52,814
   Hey Song Corp.                                                       428,000            130,343
   Ho Tung Chamical Corp.                                               519,000            205,928
 * Hocheng Corp.                                                        364,000            100,726
 * Hong Ho Precision Textile Co., Ltd.                                   92,960             15,788
   Hong Tai Electric Industrial Co., Ltd.                               282,000             73,493
 * Hsinchu International Bank                                           710,940            303,945
   Hsing Ta Cement Co., Ltd.                                            366,000             96,457
   Hua Eng Wire & Cable Co., Ltd.                                       506,035            105,949
 * Hua Nan Financial Holding Co., Ltd.                                   68,453             48,709
 * Hualon Corp.                                                         257,040              1,806
 * Hung Ching Development &
     Construction Co., Ltd.                                             199,000             24,707
 * Hung Poo Construction Corp.                                          286,000            157,447
 * Hung Sheng Construction Co., Ltd.                                    444,000            169,019

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Infodissc Technology Co., Ltd.                                       539,000    $       192,556
   International Bank of Taipei                                       1,906,795            971,544
 * Jean Co., Ltd.                                                       154,000             56,820
   Kang Na Hsiung Co., Ltd.                                              71,415             33,250
 * Kao Hsing Chang Iron & Steel Corp.                                   360,000            105,417
 * Kee Tai Properties Co., Ltd.                                         272,000             67,701
 * King Yuan Electronics Co., Ltd.                                      362,000            361,470
 * Kingdom Construction Co., Ltd.                                       391,000            104,763
 * Kuoyang Construction Co., Ltd.                                       255,000             42,936
 * Kwong Fong Industries Corp.                                          230,000             23,572
   Lan Fa Textile Co., Ltd.                                             294,044             89,978
 * Lead Data Co., Ltd.                                                  101,000             46,138
 * Leadtek Research, Inc.                                               112,000             41,652
 * Lealea Enterprise Co., Ltd.                                          658,000            144,509
   Lee Chang Yung Chemical
     Industry Corp.                                                     423,077            156,718
 * Lee Chi Enterprises Co., Ltd.                                        196,000             50,507
 * Lelon Co., Ltd.                                                      124,000             68,990
 * Leofoo Development Co., Ltd.                                         238,000             66,208
 * Li Peng Enterprise Co., Ltd.                                         513,000             85,625
   Lien Hwa Industrial Corp.                                            562,000            152,225
 * Ling Sheng PrecisionIndustrial Corp.                                 187,320             83,375
 * Long Bon Development Co., Ltd.                                       493,000            140,754
   Long Chen Paper Co., Ltd.                                            434,000             90,867
   Lucky Cement Corp.                                                   169,000             30,682
 * Luxon Electronics Corp.                                               81,400             19,903
 * Macronix International Co., Ltd.                                   3,247,000            779,660
 * Megamedia Corp.                                                       65,782              3,294
   Mercuries & Associates, Ltd.                                         477,000            155,042
 * Mercuries Data Co., Ltd.                                             135,853             65,639
   Merida Industry Co., Ltd.                                            171,000             74,609
 * Microelectronics Technology, Inc.                                    277,000            104,635
 * Microtek International, Inc.                                         115,062             30,998
   Mitac International Corp.                                            968,120            420,983
 * Namchow Chemical Industrial
     Co., Ltd.                                                          159,900             29,733
 * Nankang Rubber Tire Co., Ltd.                                        104,312             80,945
   Nantex Industry Co., Ltd.                                            181,000             65,722
 * New Asia Construction &
     Development Co., Ltd.                                              146,000             21,205
 * Ocean Plastics Co., Ltd.                                              87,000             27,514
 * Opto Tech Corp.                                                      342,000             99,646
 * Orient Semiconductor Electronics,
     Ltd.                                                             1,305,855            237,080
 * Pacific Construction Co., Ltd.                                       324,256             41,778
 * Pacific Electric Wire & Cable Corp.                                1,873,020             28,520
 * Pan Overseas Electronics Co., Ltd.                                   184,000             78,934
 * Picvue Electronics, Ltd.                                             604,000            187,479
   Primax Electronics, Ltd.                                             240,240            114,668
 * Prince Housing & Development Corp.                                   724,000            129,324
 * Procomp Informatics, Ltd.                                            315,440            151,485
 * Prodisc Technology Inc.                                              222,000            234,026
   Radium Life Tech                                                      79,200             37,803
   Ralec Electronic Corp.                                               156,681            101,854
 * Rectron, Ltd.                                                        116,000             17,493
   Rexon Industrial Corp., Ltd.                                         218,820             77,212
 * Ritek Corp.                                                        1,950,250          1,273,516
 * Ruentex Development Co., Ltd.                                        626,000            102,653
 * SDI Corp.                                                             69,000             33,944
 * Sampo Corp.                                                          833,000            365,886
 * San Fang Chemical Industry Co., Ltd.                                  74,800             59,139
 * Sanyang Industrial Co., Ltd.                                         684,000    $       135,198
   Sanyo Electric Co., Ltd.                                             256,000            125,189
   Shihlin Electric & Engineering Corp.                                 421,000            235,464
 * Shinkong Co., Ltd.                                                    88,200             35,383
 * Shinkong Synthetic Fibers Co., Ltd.                                1,073,000            224,654
   Shinung Corp.                                                        285,000             65,512
 * Sin Yih Ceramic Co., Ltd.                                            211,000             54,372
   Sincere Navigation Corp.                                             286,602            222,400
 * Siward Crystal Technology Co., Ltd.                                   38,000             27,262
 * Solomon Technology Corp.                                             338,000            113,821
   Southeast Cement Co., Ltd.                                           474,000            102,712
 * Space Shuttle Hi-Tech Co., Ltd.                                      177,000             45,611
   Standard Foods Taiwan, Ltd.                                          288,000             72,949
   Systex Corp., Ltd.                                                   808,000            421,154
 * TSRC Corp.                                                           518,000            195,672
   Ta Chen Stainless Pipe Co., Ltd.                                      81,000             18,619
 * Ta Chong Bank                                                        784,000            228,427
   Ta Ya Elec Wire & Cable Co., Ltd.                                    418,000            118,729
   Tah Hsin Industrial Corp.                                            101,000             27,801
 * Taichung Commercial Bank                                           1,230,000            228,712
 * Tainan Business Bank                                                 651,000            133,441
   Tainan Spinning Co., Ltd.                                          1,216,000            341,833
 * Taita Chemical Co., Ltd.                                             223,000             74,116
 * Taitung Business Bank                                                163,395             12,201
 * Taiwan Business Bank                                               2,767,000            692,763
   Taiwan Cement Corp.                                                2,368,090          1,047,091
   Taiwan Fire & Marine Insurance
     Co., Ltd.                                                          238,412             87,616
 * Taiwan Flourescent Lamp Co., Ltd.                                    248,000             53,739
   Taiwan Glass Ind. Corp.                                              171,200            125,329
 * Taiwan Kolin Co., Ltd.                                               414,000             87,285
   Taiwan Navigation Co., Ltd.                                          104,824             63,232
 * Taiwan Pulp & Paper Corp.                                            238,000             71,086
 * Taiwan Sakura Corp.                                                   86,900             22,902
 * Taiwan Tea Corp.                                                     992,215            148,178
 * Tatung Co., Ltd.                                                   3,915,000            974,451
 * Tay-Shan Enterprises Co., Ltd.                                       135,000             20,952
   Teapo Electronic Corp.                                                79,000             28,107
   Teco Electric & Machinery Co., Ltd.                                1,629,834            553,618
   Tecom, Ltd.                                                          194,753             74,708
 * The Chinese Bank                                                   1,213,000            275,278
 * The Farmers Bank of China                                          1,160,000            385,534
   The First Insurance Co., Ltd.                                        182,000             72,214
 * Ton Yi Industrial Corp +                                           1,469,810            400,270
 * Tung Ho Steel Enterprise Corp.                                       605,285            208,261
 * Twinhead International Corp.                                         422,000             80,940
 * Tycoons Group Enterprise Co., Ltd.                                   178,000             52,384
   U-Ming Marine Transport Corp.                                        355,000            382,547
   UPC Technology Corp.                                                 621,840            271,315
 * Ulead Systems, Inc.                                                   66,000             37,687
 * Union Bank of Taiwan                                               1,384,000            393,113
 * Union Insurance Co., Ltd.                                            474,686            154,290
   Uni-President Enterprises Corp.                                    3,184,130          1,268,057
 * Unitech Printed Circuit Board Corp.                                  202,000            107,063
 * Universal Cement Corp.                                               315,500            121,488
   Universal Microelectronics Co., Ltd.                                  69,010             35,768
 * Universal Scientific Industrial Co., Ltd.                            585,000            237,255
 * Usi Corp.                                                            624,000            233,886
 * Ve Wong Corp.                                                        177,000             54,422
 * WUS Printed Circuit Co., Ltd.                                        342,000            208,304
 * Walsin Lihwa Corp.                                                 3,174,000            943,370

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Walsin Technology Corp., Ltd.                                        367,763    $       270,303
 * Wei Chih Steel Industrial Co., Ltd.                                  322,000             41,582
 * Wei Chuan Food Corp.                                                 167,000             45,723
 * Winbond Electronics Corp.                                          2,880,000          1,298,740
   Wintek Corp.                                                         108,640             96,392
 * Yageo Corp.                                                        2,095,840            883,751
   Yang Ming Marine Transport Corp.                                   1,027,000            950,313
 * Yi Jinn Industrial Co., Ltd.                                         156,000             35,403
   Yuen Foong Yu Paper Manufacturing
     Co., Ltd.                                                        1,184,487            489,056
   Yulon Motor Co., Ltd.                                                209,880            255,052
   Yung Tay Engineering Co., Ltd.                                       357,000            216,395
   Zig Sheng Industrial Co., Ltd.                                       341,120            106,381
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $43,746,453)                                                                    50,950,322
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Taiwan Dollar
   (Cost $1,736,467)                                                                     1,734,971
                                                                                   ---------------
TOTAL -- TAIWAN
  (Cost $45,482,920)                                                                    52,685,293
                                                                                   ---------------
 MALAYSIA -- (7.9%)
 COMMON STOCKS -- (7.9%)
 * A&M Realty Berhad                                                    311,000            139,132
   ACP Industries Berhad                                                208,000            175,158
 * AMBD Berhad                                                        1,111,000             73,092
   AMMB Holdings Berhad                                                 782,454            586,840
 * Advance Synergy Berhad                                               456,800             51,691
   Advanced Synergy Capital Berhad                                      153,500             28,680
   Affin Holdings Berhad                                              1,716,500            474,296
   Aluminum Co. of Malaysia                                             250,000             81,579
 * Ancom Berhad                                                         250,000             92,763
   Ann Joo Resources Berhad                                             380,000            145,000
   Antah Holding Berhad                                                 306,000             24,158
 * Arab Malaysia Corp. Berhad                                         2,000,000            610,526
 * Asas Dunia Berhad                                                    157,000             41,316
 * Asia Pacific Land Berhad                                           1,000,000             77,632
   Asiatic Development Berhad                                         1,523,000            673,326
 * Avenue Assets Berhad                                               1,467,000            291,470
   Ayer Hitam Planting Syndicate
     Berhad                                                              27,000             17,053
   Bandar Raya Developments Berhad                                    1,097,000            577,368
   Batu Kawan Berhad                                                    154,000            237,079
 * Berjaya Capital Berhad                                               930,900            209,453
 * Berjaya Group Berhad                                               2,442,000            102,821
 * Berjaya Land Berhad                                                1,517,000            337,333
 * Bernas Padiberas Nasional Berhad                                     655,000            182,711
   Bimb Holdings Berhad                                                 598,000            265,953
 * Bina Darulaman Berhad                                                 23,000              9,139
   Bolton Properties Berhad                                             747,000            192,647
   Boustead Holdings Berhad                                             888,000            341,179
   Cahya Mata Sarawak Berhad                                            746,000            392,632
 * Camerlin Group Berhad                                                440,000            142,421
   Chemical Co. of Malaysia Berhad                                      311,000            184,963
   Chin Teck Plantations Berhad                                          81,000            109,776
 * Choo Bee Metal Industries Berhad                                     115,000             56,592
   Commerce Asset Holding Berhad                                      1,104,000          1,167,916
 * Cosway Corp. Berhad                                                  528,000            161,179
   Cycle & Carriage Bintang Berhad                                      148,000            284,316
   DNP Holdings Berhad                                                  166,000    $        29,705
 * Damansara Realty Berhad                                              391,000             14,405
   Datuk Keramik Holdings Berhad                                        127,000             13,870
 * Dijaya Corp. Berhad                                                  446,000             92,721
   Diversified Resources Berhad                                       1,100,200            610,901
 * E&O Property Development Berhad                                    1,166,000            216,324
   Eastern & Oriental Berhad                                            325,000             98,355
 * Eastern Pacific Industrial Corp.
     Berhad                                                             132,000            100,042
 * Econstates Berhad                                                    264,000             72,947
   Edaran Otomobil Nasional Berhad                                      419,000            865,566
   Esso Malaysia Berhad                                                 237,000            142,824
   Europlus Berhad                                                      278,100             81,234
   FFM Berhad                                                           383,400            792,024
 * Faber Group Berhad                                                   170,300             10,084
   Far East Holdings Berhad                                              59,400             48,458
   Focal Aims Holdings Berhad                                           143,000             23,143
   General Corp. Berhad                                                 234,000             32,637
   Glomac Berhad                                                        132,000             89,274
 * Gold IS Berhad                                                       374,000             98,421
   Golden Hope Plantations Berhad                                     1,938,000          1,734,000
 * Golden Plus Holdings Berhad                                          201,000             30,943
 * Gopeng Berhad                                                         49,900              8,929
   Grand United Holdings Berhad                                         292,800             54,322
 * Gula Perak Berhad                                                    417,000            141,561
   Guthrie Ropel Berhad                                                 191,700            188,673
   Hap Seng Consolidated Berhad                                         662,100            466,955
   Highlands and Lowlands Berhad                                      1,108,000            956,379
 * Ho Hup Construction Co. Berhad                                       103,000             81,316
 * Ho Wah Genting Berhad                                                369,000            106,816
   Hong Leong Credit Berhad                                           1,097,137          1,458,037
   Hong Leong Industries Berhad                                         261,000            408,671
   Hong Leong Properties Berhad                                       1,113,141            169,900
   Hume Industries (Malaysia) Berhad                                    270,667            363,264
 * Hwang-DBS (Malaysia) Berhad                                          453,000            239,613
   IGB Corp. Berhad                                                   2,173,500            760,725
   IJM Corp. Berhad                                                     511,000            656,232
 * IJM Plantations Berhad                                               204,400             59,706
 * Insas Berhad                                                         664,000             78,632
   Island & Peninsular Berhad                                           522,500            591,250
   Jaya Tiasa Holdings Berhad                                           302,000            274,979
 * Jerneh Asia Berhad                                                   114,000             69,600
 * Johan Holdings Berhad                                                228,000             28,500
   Johor Port Berhad                                                    691,000            360,047
   Johore Tenggara Oil Palm Berhad                                      464,000            162,400
   K & N Kenanga Holdings Berhad                                        979,000            278,242
 * KIG Glass Industrial Berhad                                          260,000             18,816
 * KPJ Healthcare Berhad                                                267,000             94,855
   Keck Seng (Malaysia) Berhad                                          345,200            131,721
 * Kejora Harta Berhad                                                  601,000             82,242
   Kian Joo Can Factory Berhad                                          305,000            228,750
   Kim Hin Industry Berhad                                              234,000            152,716
   Kim Loong Resources Berhad                                           113,000             40,739
   Kuala Lumpur Kepong Berhad                                           117,000            203,211
 * Kub Malaysia Berhad                                                  958,000            158,826
   Kulim Malaysia Berhad                                                359,000            296,647
 * Kumpulan Emas Berhad                                               1,268,000            163,505
 * Kwantas Corp. Berhad                                                 123,000            106,168
 * Land & General Berhad                                                754,000             91,274
   Landmarks Berhad                                                     636,000            104,605
 * Leader Universal Holdings Berhad                                   1,098,333            177,757

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Leong Hup Holdings Berhad                                            286,000    $       157,300
 * Lien Hoe Corp. Berhad                                                158,250             16,033
 * Lingui Development Berhad                                          1,253,000            321,493
 * Lion Diversified Holdings Berhad                                      24,000              7,516
   Lion Industries Corp. Berhad                                       1,106,781            173,299
 * MBF Holdings Berhad                                                   41,850              3,469
   MBM Resources Berhad                                                 143,333            116,930
   MUI Properties Berhad                                              1,314,000            127,942
 * MWE Holdings Berhad                                                  360,000             65,368
   Malayan Cement Berhad                                                 67,500             16,076
   Malayawata Steel Berhad                                              346,000            227,632
 * Malaysia Building Society Berhad                                     263,000             55,368
   Malaysia Industrial Development
     Finance Berhad                                                   1,779,000            538,382
   Malaysia Mining Corp. Berhad                                       1,626,000          1,039,784
 * Malaysian Airlines System Berhad                                      80,000             93,474
   Malaysian Mosaics Berhad                                             800,000            343,158
   Malaysian Plantations Berhad                                       2,514,000            965,905
   Maruichi Malaysia Steel Tube Berhad                                  371,000            253,842
 * Matrix International Berhad                                          180,000             60,632
   Matsushita Electric Co. (Malaysia)
     Berhad                                                              96,880            267,695
   Mega First Corp. Berhad                                              448,000            129,684
 * Metro Kajang Holdings Berhad                                         200,000             97,368
   Metrojaya Berhad                                                     105,000             34,263
 * Metroplex Berhad                                                     817,000             16,125
 * Mieco Chipboard Berhad                                               228,000            121,200
   Muda Holdings Berhad                                                 237,000             30,561
   Muhibbah Engineering Berhad                                          119,000             37,266
 * Mulpha International Berhad                                        2,226,000            275,321
 * Multi-Purpose Holdings Berhad                                      1,812,000            591,284
   NCB Holdings Berhad                                                  105,000             58,026
 * Naluri Berhad                                                      1,125,000            408,553
   New Straits Times Press (Malaysia)
     Berhad                                                             442,000            455,958
   Nylex (Malaysia) Berhad                                              219,500             67,583
   O.Y.L. Industries Berhad                                              96,333            956,992
   OSK Holdings Berhad                                                  940,666            408,447
   Oriental Holdings Berhad                                             956,016          1,081,808
   Oriental Interest Berhad                                             170,000             58,158
   Osk Property Holdings Berhad                                          53,878             14,037
   PJ Development Holdings Berhad                                       529,000             69,605
   PK Resources Berhad                                                   25,000              6,250
   PPB Group Berhad                                                     918,333          1,462,083
   Pacific & Orient Berhad                                               42,000             24,205
 * Pan Malaysia Cement Works Berhad                                   1,271,800            192,443
 * Pan Malaysian Industries Berhad                                    4,041,000            154,196
 * Pan Pacific Asia Berhad                                              100,000              2,368
 * Paracorp Berhad                                                      252,000             28,184
   Paramount Corp. Berhad                                                73,000             26,126
   Pelangi Berhad                                                       527,000             94,305
 * Pernas International Holdings Berhad                               1,425,000            258,750
   Perusahaan Otomobil Nasional
     Berhad                                                           1,026,000          2,308,500
   Petaling Garden Berhad                                                56,000             15,179
   Phileo Allied Berhad                                                 716,000            278,863
 * Pilecon Engineering Berhad                                           210,000              7,737
 * Prime Utilities Berhad                                                46,000             24,816
 * Promet Berhad                                                        140,000             10,684
   RHB Capital Berhad                                                 3,128,000          1,580,463
   Road Builders (Malaysia) Holdings
     Berhad                                                             243,000    $       236,605
   SCB Developments Berhad                                              120,000            146,526
 * SHL Consolidated Berhad                                               31,300             10,790
   Sapura Telecommunications Berhad                                     141,000            143,226
   Sarawak Enterprise Corp. Berhad                                    2,012,000            526,826
   Sarawak Oil Palms Berhad                                              93,000             48,947
   Scientex, Inc. Berhad                                                116,000             60,595
   Selangor Dredging Berhad                                             619,000             65,158
   Selangor Properties Berhad                                           601,000            341,621
   Shell Refining Co. Federation of
     Malaysia Berhad                                                     48,000             52,295
 * Silverstone Corp. Berhad                                               8,690                823
   Sime Darby Berhad (Malaysia)                                         355,980            496,498
   Sime Engineering Services Berhad                                     222,000            160,658
   Southern Acids (Malaysia) Berhad                                      44,000             25,358
   Southern Bank Berhad (Foreign)                                     1,350,850            881,607
   Southern Steel Berhad                                                330,000            149,368
   Sunrise Berhad                                                       517,000            259,861
   Sunway City Berhad                                                   828,000            237,505
 * Sunway Holdings, Inc. Berhad                                         394,000            159,674
 * Suria Capital Holdings Berhad                                        498,000             83,218
   Ta Enterprise Berhad                                               2,165,000            504,217
   Talam Corp. Berhad                                                   139,050             52,327
   Tan Chong Motor Holdings Berhad                                    1,367,000            428,087
   Tekala Corp. Berhad                                                  111,000             26,874
 * Time Dotcom Berhad                                                 4,517,200          1,147,131
   Tiong Nam Transport Holdings
     Berhad                                                              52,000             24,905
   Tradewinds (Malaysia) Berhad                                         518,000            329,884
   Tronoh Mines Malaysia Berhad                                         371,000            248,961
   UDA Holdings Berhad                                                  565,200            199,307
   UMW Holdings Berhad                                                  634,443          1,001,752
   Unico-Desa Plantations Berhad                                        359,000            188,003
   Union Paper Holdings Berhad                                          313,000             88,958
 * Uniphone Telecommunications
     Berhad                                                             116,000             58,000
   United Malacca Rubber Estates
     Berhad                                                             215,000            205,947
   United Plantations Berhad                                            112,000            136,758
 * Utama Banking Group Berhad                                           955,000            268,908
   VS Industry Berhad                                                   121,600             51,200
   Warisan TC Holdings Berhad                                            48,250             24,125
   Worldwide Holdings Berhad                                            320,000            200,421
   YTL Corp. Berhad                                                      30,000             33,474
   Yeo Hiap Seng (Malaysia) Berhad                                      158,000             74,842
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $40,091,593)                                                                    49,373,578
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * AMMB Holdings Berhad Rights
     11/27/03                                                           156,490             67,538
 * Kumpulan Europlus Berhad Rights
     12/02/03                                                           347,625              2,516
 * Pelangi Berhad Rights 12/16/03                                       263,500             12,482
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                 82,536
                                                                                   ---------------
TOTAL -- MALAYSIA
  (Cost $40,091,593)                                                                    49,456,114
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
TURKEY -- (7.8%)
COMMON STOCKS -- (7.8%)
   Adana Cimento Sanayi Ticaret A.S.                                125,646,240    $        74,769
 * Ak Enerji A.S.                                                   196,467,000            799,575
   Akbank T.A.S.                                                  2,195,623,604          9,761,664
   Aksa                                                             138,834,460          1,177,529
   Aksigorta A.S.                                                   236,153,327            928,784
   Alarko Sanayii ve Ticaret A.S.                                     5,005,999            246,533
 * Alternatifbank A.S.                                               92,933,793             34,961
 * Altinyildiz Mensucat ve
     Konfeksiyan Fabrikalari A.S.                                    39,105,000             28,887
   Anadolu Anonim Turk Sigorta Sirketi                              327,199,040            304,371
   Anadolu Cam Sanayii A.S.                                         560,760,663            751,772
   Anadolu Gida Sanayi A.S.                                          38,760,000            151,116
 * Ayen Enerji A.S.                                                  52,628,000            215,984
   Bagfas Bandirma Gubre Fabrik                                       7,420,000            137,031
   Bati Cimento A.S.                                                221,759,062            327,633
   Bolu Cimento Sanayi A.S.                                         265,156,704            301,067
   Borusan                                                           70,119,000            201,436
   Bossa Ticaret ve Sanayi
     Isletmeleri A.S.                                               184,050,000            251,778
   Brisa Bridgestone Sanbanci
     Lastik San & Tic A.S.                                            9,261,000            275,550
   CIMSA A.S. (Cimento
     Sanayi ve Ticaret)                                             266,872,000            940,076
 * Dardanel Onentas                                                  16,183,440             10,737
 * Dogan Sirketler Grubu
     Holdings A.S.                                                2,405,888,914          2,814,001
 * Dogan Yayin Holding A.S.                                       1,196,286,702          3,293,470
 * Doktas Dokumculuk Ticaret ve
     Sanayi A.S.                                                     63,360,000             85,809
 * Eczacibasi Yapi Gere                                             102,250,000            220,306
 * Eregli Demir ve Celik Fabrikalari
     Turk A.S.                                                      181,399,500          3,443,116
 * Finansbank                                                     1,451,601,789          1,300,683
 * Goldas Kuyumculuk Sanayi A.S.                                    327,200,000            158,900
   Goltas Cimento                                                     7,768,000             35,599
   Gubre Fabrikalari Ticaret A.S.                                     3,249,000             35,779
   Gunes Sigorta A.S.                                               160,272,000            180,882
 * Ihlas Holding                                                    188,032,000            140,188
 * Is Gayrimenk                                                     932,191,400            650,366
 * Izmir Demir Celik                                                230,946,541            173,763
   Kartonsan                                                          1,000,000             55,404
   Kordsa Sabanci Dupont Endustriye
     Iplik ve Kord Bezi Sanayi ve
     Ticaret A.S.                                                   414,951,000            610,222
   Mardin Cimento                                                    51,378,750            196,800
   Marshall Boya ve Vernik Sanayii A.S.                               3,571,000             74,498
 * Medya Holdings A.S. Series C                                      33,508,000            158,143
 * Menderes Tekstil Sanayi ve
     Ticaret A.S.                                                   347,650,000            178,343
 * Milpa Ticari ve Sinai Urunler
     Pazarlama                                                       44,340,480             36,394
 * Net Holding A.S.                                                 123,098,207             54,729
 * Net Turizm Ticaret ve Sanayi                                      92,089,000             49,761
   Netas Northern Electric
     Telekomunikasyon A.S.                                           24,805,400            525,969
   Otobus Karoseri Sanayi A.S.                                       98,162,368            216,535
 * Pinar Entegre et ve Yem Sanayii A.S.                              21,496,500             14,851
 * Pinar Sut Mamulleri Sanayii A.S.                                  20,146,500             26,733
 * Raks Elektroniks A.S.                                              5,859,000              5,290
 * Sabah Yayincilik A.S.                                             31,938,000    $        83,013
   Sarkuysan Elektrolitik Bakir
     Sanayi A.S.                                                     37,099,827            144,644
 * Sasa Suni ve Sentetik Elyat
     Sanayi A.S.                                                    294,889,000            615,193
   Tat Konserve Sanayii A.S.                                         38,954,649            213,158
 * Tekstil Bankasi A.S.                                             501,024,697            130,225
   Ticaret ve Sanayi A.S.                                            27,299,993             32,678
   Tire Kutsan Oluklu Mukavvakutu
     ve Kagit Sanayi A.S.                                           156,597,250            147,814
 * Tofas Turk Otomobil Fabrikasi A.S.                               544,993,508            820,100
   Trakya Cam Sanayii A.S.                                          756,007,460          2,029,637
   Turk Demir Dokum Fabrikalari                                     166,949,478            274,062
 * Turk Dis Ticaret Bankasi A.S.                                  1,110,843,972            980,156
 * Turk Siemens Kablo ve Elektrik
     Sanayi A.S.                                                      9,828,000             46,720
 * Turk Sise ve Cam Fabrikalari A.S.                              1,128,599,271          1,559,350
 * Turkiye Garanti Bankasi A.S.                                   1,892,062,225          4,044,250
 * Turkiye Is Bankasi A.S.
     Series C                                                       809,705,000          3,987,603
   USAS (Ucak Servisi A.S.)                                           3,420,000             35,557
 * Unye Cimento Sanayi ve Ticaret A.S.                               20,978,642             16,071
 * Vestel Elektronik Sanayi Ticaret A.S.                            223,134,000            656,276
 * Yapi ve Kredi Bankasi A.S.                                     1,405,653,434          1,711,397
 * Yatak ve Vorgan Sanayi ve Ticaret
     Yatas                                                            6,552,000             12,884
                                                                                   ---------------
TOTAL -- TURKEY
   (Cost $29,274,102)                                                                   49,198,575
                                                                                   ---------------
INDONESIA -- (7.5%)
COMMON STOCKS -- (7.5%)
 * PT Apac Centretex Corporation Tbk                                    774,000             16,684
   PT Asahimas Flat Glass Co., Ltd.                                   5,333,500          1,317,217
   PT Astra Agro Lestari Tbk                                         12,738,500          2,355,048
   PT Astra Graphia Tbk                                              18,779,000            716,126
   PT Bank NISP Tbk                                                  39,722,078          1,588,371
   PT Bank Pan Indonesia Tbk                                        105,175,000          3,345,124
   PT Berlian Laju Tanker Tbk                                        27,228,400          2,404,773
 * PT Bhakti Investama Tbk                                           31,933,500          1,281,211
   PT Branta Mulia Tbk                                                  180,000             17,196
 * PT Budi Acid Jaya Tbk                                              6,410,000             74,788
   PT Charoen Pokphand Indonesia Tbk                                 13,979,000            559,497
 * PT Ciputra Development Tbk                                         6,561,800            304,909
 * PT Clipan Finance Indonesia Tbk                                    9,179,000            248,938
 * PT Davomas Adabi Tbk                                              12,279,000            550,603
   PT Dynaplast Tbk                                                   3,040,000            472,963
 * PT Eterindo Wahanatama Tbk                                         4,599,000             70,003
 * PT Ever Shine Textile Tbk                                         19,347,215            216,106
 * PT Great River International                                         745,000             54,807
 * PT Hero Supermarket Tbk                                              220,000             22,057
 * PT Indocement Tunggal Prakarsa Tbk                                   166,000             35,779
   PT Indorama Synthetics Tbk                                         6,104,320            347,081
   PT International Nickel Indonesia Tbk                              1,741,500          4,666,387
 * PT Jaya Real Property                                              4,652,000          1,112,503
 * PT Karwell Indonesia                                               1,466,500             68,971
   PT Komatsu Indonesia Tbk                                           6,049,000            921,884
   PT Lautan Luas Tbk                                                 7,721,000            258,001
 * PT Lippo Land Development Tbk                                        386,400             24,988
 * PT Makindo Tbk                                                     1,450,000            147,046
   PT Matahari Putra Prima Tbk Foreign                               12,852,500            763,939
   PT Mayorah Indah                                                   7,589,072            802,571

                                                                         SHARES             VALUE+
                                                                         ------             ------
   PT Medco Energi International Tbk                                 28,643,000    $     4,459,504
 * PT Metrodata Electronics Tbk                                      18,582,000            207,223
 * PT Modern Photo Tbk                                                1,266,500             88,974
 * PT Mulia Industrindo                                               5,260,000            142,226
 * PT Mutlipolar Corporation Tbk                                      3,195,000             75,019
 * PT Panasia Indosyntec Tbk                                            403,200             13,037
   PT Panin Insurance Tbk                                            27,086,000          1,050,830
 * PT Rig Tenders Indonesia Tbk                                         276,000            195,597
   PT Sari Husada Tbk                                                         1                  2
   PT Selamat Semp Tbk                                               10,624,000            331,179
   PT Semen Gresik Tbk                                                8,421,591          8,116,577
 * PT Sinar Mas Agro Resources and
     Technology Tbk                                                   1,688,580            577,004
   PT Summarecon Agung Tbk                                            2,250,000            138,421
 * PT Sunson Textile Manufacturer Tbk                                 6,012,000             88,890
 * PT Suparma Tbk                                                     3,995,345             92,123
 * PT Surya Dumai Industri Tbk                                        5,145,000            232,901
   PT Surya Toto Indonesia                                               46,400             23,459
   PT Tempo Scan Pacific                                              6,466,000          3,990,277
   PT Tigaraksa Satria Tbk                                               68,400             25,937
   PT Timah Tbk                                                       4,982,000            880,094
 * PT Trias Sentosa Tbk                                              21,384,000            579,068
   PT Trimegah Sec Tbk                                               19,347,000            181,281
   PT Tunas Ridean Tbk                                               10,810,000            387,321
   PT Ultrajaya Milk Industry &
     Trading Co.                                                      9,145,000            485,407
   PT Unggul Indah Corp. Tbk                                            371,435            113,365
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $36,150,743)                                                                    47,241,287
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * PT Trias Sentosa Tbk Rights 12/10/03
     (Cost $0)                                                        6,415,200             34,177
                                                                                   ---------------
TOTAL -- INDONESIA
  (Cost $36,150,743)                                                                    47,275,464
                                                                                   ---------------
POLAND -- (4.1%)
COMMON STOCKS -- (4.1%)
 * Amica Wronki SA                                                      118,143            752,942
   Bank Przemyslowo Handlowy Pbk                                          9,050            741,230
 * Big Bank Gdanski SA                                                2,399,724          1,510,952
 * Bre Bank SA                                                           64,795          1,467,706
 * Budimex SA                                                            66,643            579,947
   Debica SA                                                            178,183          5,358,688
 * Farmacol SA                                                           18,486            313,224
 * Huta Ferrum SA                                                        43,319             31,156
 * Impexmetal SA                                                        195,670          1,727,817
 * Kredyt Bank SA                                                     1,032,880          1,982,739
   Lentex SA                                                            104,119            554,304
 * Mostostal Export SA                                                  654,595            174,245
 * Mostostal Warszawa SA                                                112,236            353,339
 * Mostostal Zabrze Holding SA                                          140,376             23,354
 * Netia Holdings SA                                                    499,050            481,548
   Orbis SA                                                             513,020          3,217,027
   Polifarb Cieszyn Wroclaw SA                                          798,126          1,511,672
   Polski Koncern Naftowy Orlen S.A.                                     77,519            462,294
   Przedsiebiorstwo Farmaceutyczne
     JELFA SA                                                           126,615          1,422,670
   Raciborska Fabryka Kotlow SA                                         291,972            407,279
 * Sokolowskie Zaklady Miesne SA                                        640,373            560,549
   Zaklady Metali Lekkich Kety SA                                        61,974    $     1,805,285
                                                                                   ---------------
 TOTAL -- POLAND
   (Cost $21,094,823)                                                                   25,439,967
                                                                                   ---------------
 CHILE -- (4.0%)
 COMMON STOCKS -- (4.0%)
   Banco de Credito e Inversiones SA
     Series A                                                            54,733            825,793
   Banmedica SA                                                         347,000            133,955
   CAP SA (Compania de Aceros del
     Pacifico)                                                          199,310            445,618
   COPEC (Cia de Petroleos de Chile)                                    947,488          6,477,117
   CTI SA (Cia Tecno Industrial)                                      4,900,000             96,156
   Cementos Bio-Bio S.A.                                                 62,327             92,232
   Cervecerias Unidas SA                                                143,000            601,488
   Consumidores de Gas de
     Santiago SA                                                        103,000            592,287
 * Empresa Nacional de
     Electricidad SA                                                  2,179,503            820,337
   Empresa Nacional de
     Telecomunicaciones SA                                               59,000            355,879
   Empresas Iansa SA                                                  4,994,997            180,774
 * Enersis SA                                                         5,882,242            737,054
 * Forestal Terranova SA                                                147,795             73,220
   Industrias Forestales Inforsa SA                                   2,387,597            378,283
 * Inversiones Frimetal SA                                            4,900,000                  0
 * Madeco Manufacturera de Cobre SA                                   1,194,560             93,670
   Maderas y Sinteticos SA                                            1,379,095            491,346
   Manufacturera de Papeles y
     Cartones SA                                                        285,547          4,914,513
   Minera Valparaiso SA                                                   7,500             83,239
   Parque Arauco S.A.                                                   455,207            194,032
   Sociedad Industrial Pizarreno SA                                      63,000             91,506
   Sociedad Quimica y Minera de
     Chile SA Series A                                                   43,364            184,839
   Sociedad Quimica y Minera de
     Chile SA Series B                                                  945,090          3,952,443
   Soquimic Comercial SA                                                150,000             34,020
   Sud Americana de Vapores SA                                          410,000            530,883
   Telecomunicaciones de Chile
     SA Series A                                                        384,000          1,340,325
   Telecomunicaciones de Chile
     SA Series B                                                        372,166          1,143,376
   Vina de Concha y Toro SA                                             350,000            315,265
   Vina Sta Carolina SA Series A                                        163,489             38,131
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $17,935,960)                                                                    25,217,781
                                                                                   ---------------
                                                                         FACE
                                                                        AMOUNT@
                                                                        -------
 TEMPORARY CASH INVESTMENTS CHILE
 Repurchase Agreement,
   Citigroup (Chile) S.A. C. De Bolsa,
   2.16%, 12/01/03 (Collateralized by
   60,357,715 Central Bank Notes 4.10%,
   02/01/04, valued at 60,368,579 to be
   repurchased at 60,378,055
   (Cost $97,102)                                                        60,369             97,102

                                                                         SHARES             VALUE+
                                                                         ------             ------
INVESTMENT IN CURRENCY -- (0.0%)
 * Chilean Pesos
     (Cost $26,842)                                                                $        30,113
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Enersis SA Rights 12/20/03
     (Cost $0)                                                          703,767             20,150
                                                                                   ---------------
TOTAL -- CHILE
  (Cost $18,059,904)                                                                    25,365,146
                                                                                   ---------------
HUNGARY -- (3.4%)
COMMON STOCKS -- (3.4%)
 * Danubius Hotel & Spa RT                                              171,412          2,578,650
   Egis RT                                                               42,143          1,575,348
 * Fotex First Hungarian-American
     Photo Service Co.                                                2,356,737          1,278,484
   Globus Konzervipari RT                                               317,900          1,521,658
   Magyar Olay-Es Gazipari RT                                           183,209          5,157,284
 * Mezogazdasagi Gepgyarto
     Reszvenytarsasag (Mezogep)                                          84,611            502,198
 * North American Business
     Industries RT                                                      121,832            799,763
 * Pannonplast P.L.C.                                                   138,882            908,522
 * Raba Hungarian Railway Carriage &
     Machine Works                                                      482,083          1,714,169
 * Synergon Information Systems Ltd.,
     Budapest                                                           247,161            508,152
 * Tiszai Vegyi Kombinat RT                                             251,242          4,524,042
                                                                                   ---------------
TOTAL -- HUNGARY
  (Cost $21,409,826)                                                                    21,068,270
                                                                                   ---------------
PHILIPPINES -- (3.0%)
COMMON STOCKS -- (3.0%)
   Aboitiz Equity Ventures, Inc.                                      5,782,000            316,467
   Alaska Milk Corp.                                                  7,953,000            456,700
 * Alsons Consolidated Resources, Inc.                               16,904,000             53,086
 * Bacnotan Consolidated Industries,
     Inc.                                                             1,696,970            280,164
 * Belle Corp.                                                       30,800,000            320,574
 * Cebu Holdings, Inc.                                                7,763,250             48,760
 * Digital Telecommunications
     (Philippines), Inc.                                            131,630,000          1,582,631
 * Equitable PCI Bank, Inc.                                           2,841,900          1,682,956
 * Fil-Estate Land, Inc.                                              3,196,340             10,611
 * Filinvest Development Corp.                                        5,283,500             91,969
 * Filinvest Land, Inc.                                             151,904,100          2,889,517
 * Filipina Water Bottling Corp.                                      5,471,786                  0
 * First E-Bank Corp.                                                   409,000              3,670
   Keppel Philippines Marine, Inc.                                    9,725,165             51,484
 * Kuok Philippine Properties, Inc.                                   4,300,000             13,697
 * Megaworld Properties & Holdings,
     Inc.                                                           179,870,000          3,292,371
 * Metro Bank and Trust Co.                                             349,020            162,845
 * Metro Pacific Corp.                                              167,120,000            779,743
 * Mondragon International Philippines,
     Inc.                                                             2,464,000              8,180
   Petron Corp.                                                      15,160,000            571,305
 * Philippine National Bank                                           3,619,900          1,559,042
 * Philippine National Construction Corp.                               398,900             18,612
 * Philippine Realty & Holdings Corp.                                20,930,000              7,512
   Philippine Savings Bank                                            1,095,390            515,998
 * Prime Orion Philippines, Inc.                                     14,400,000             33,593
 * RFM Corp.                                                          2,488,200             30,586
   Robinson's Land Corp. Series B                                    16,019,000    $       557,683
   SM Development Corp.                                              21,996,400            426,310
   Security Bank Corp.                                                2,713,200            821,628
 * Solid Group, Inc.                                                 19,668,000            111,178
   Soriano (A.) Corp.                                                20,195,000            275,427
 * Swift Foods, Inc.                                                  1,238,566              5,445
   Union Bank of the Philippines                                        547,400            250,493
   Universal Robina Corp.                                            16,140,300          1,679,924
 * Urban Bank, Inc.                                                      14,950                156
                                                                                   ---------------
TOTAL -- PHILIPPINES
  (Cost $32,718,955)                                                                    18,910,317
                                                                                   ---------------
ARGENTINA -- (3.0%)
COMMON STOCKS -- (3.0%)
 * Acindar Industria Argentina de
     Aceros SA Series B                                               2,261,067          2,595,600
 * Alpargatas SA Industrial y Comercial                                   6,363              5,908
   Atanor Cia Nacional para la Industria
     Quimica SA Series D                                                370,894            810,259
 * Banco del Sud Sociedad Anonima
     Series B                                                           310,563            276,519
 * Banco Frances del Rio de la Plata SA                                 178,000            367,918
 * Banco Suquia SA                                                      327,868             51,609
 * Capex SA Series A                                                    131,575            177,820
 * Celulosa Argentina SA Series B                                        10,843             10,172
 * Central Costanera SA Series B                                        261,000            290,486
 * Central Puerto SA Series B                                           161,000             95,226
   Cresud SA Comercial Industrial
     Financiera y Agropecuaria                                          535,252            748,907
 * DYCASA SA (Dragados y
     Construcciones Argentina) Series B                                  55,000             58,065
 * Garovaglio y Zorraquin SA                                             65,800             16,111
 * Grupo Financiero Galicia SA Series B                               1,697,935            988,074
 * IRSA Inversiones y
     Representaciones SA                                              1,257,197          1,199,339
 * Juan Minetti SA                                                      806,693            715,698
 * Ledesma S.A.A.I.                                                     825,405            503,948
 * Metrogas SA Series B                                                 176,000             82,271
 * Molinos Rio de la Plata SA Series B                                  307,214            486,505
 * Polledo SA Industrial y Constructora y
     Financiera                                                          50,000             13,515
 * Renault Argentina SA                                               1,105,834            597,800
   Siderar SAIC Series A                                                645,512          2,411,900
 * Sol Petroleo SA                                                      173,000             37,409
   Solvay Indupa S.A.I.C.                                             1,334,322          1,039,547
 * Telecom Argentina Stet-France
     SA Series B                                                        476,600            707,763
   Tenaris SA                                                         1,660,259          4,329,192
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $17,960,651)                                                                    18,617,561
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Argentine Peso
     (Cost $52,148)                                                                         55,846
                                                                                   ---------------
TOTAL -- ARGENTINA
  (Cost $18,012,799)                                                                    18,673,407
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $284)                                                                               403
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT              VALUE+
                                                                     ------              ------
                                                                      (000)
TEMPORARY CASH INVESTMENTS -- (4.0%)
 Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
   12/01/03 (Collateralized by $25,512,000 FHLB Notes 1.875,
    02/15/05, valued at $25,703,340) to be repurchased at
    $25,324,730 (Cost $25,323,000)                              $        25,323    $    25,323,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $486,671,822)++                                                            $   627,773,470
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $488,801,243.
  @  Denominated in local currency or the euro

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $486,672)                                                    $  627,773
Cash                                                                                            15
Receivables:
   Investment Securities Sold                                                                  136
   Dividends, Interest and Tax Reclaims                                                        430
   Fund Shares Sold                                                                          3,349
                                                                                        ----------
     Total Assets                                                                          631,703
                                                                                        ----------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                           4,848
   Due to Advisor                                                                               51
   Fund Shares Redeemed                                                                      3,500
Deferred Thailand Capital Gains Tax                                                          5,400
Deferred Chilean Repatriation Tax                                                                1
Accrued Expenses and Other Liabilities                                                         180
                                                                                        ----------
     Total Liabilities                                                                      13,980
                                                                                        ----------
NET ASSETS applicable to 32,091,107 shares outstanding $0.01 par value shares
   (Authorized 200,000,000 shares)                                                      $  617,723
                                                                                        ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $    19.25
                                                                                        ==========
NET ASSETS CONSIST OF:
Paid-in Capital                                                                         $  481,009
Accumulated Net Investment Income (Loss)                                                    (3,798)
Accumulated Net Realized Gain (Loss)                                                         5,126
Accumulated Net Realized Foreign Exchange Gain (Loss)                                         (301)
Unrealized Net Foreign Exchange Gain (Loss)                                                    (14)
Deferred Thailand Capital Gains Tax                                                         (5,400)
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency       141,101
                                                                                        ----------
     Total Net Assets                                                                   $  617,723
                                                                                        ==========

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $638)                                    $   11,044
   Interest                                                                                    157
                                                                                        ----------
      Total Investment Income                                                               11,201
                                                                                        ----------
EXPENSES
   Investment Advisory Services                                                                398
   Accounting & Transfer Agent Fees                                                            470
   Custodian Fees                                                                              614
   Legal Fees                                                                                   49
   Audit Fees                                                                                   26
   Shareholders' Reports                                                                        42
   Trustees' Fees and Expenses                                                                   4
   Other                                                                                        79
                                                                                        ----------
      Total Expenses                                                                         1,682
                                                                                        ----------
   NET INVESTMENT INCOME (LOSS)                                                              9,519
                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                    9,445
   Net Realized Gain (Loss) on Foreign Currency Transactions                                  (301)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                            164,617
   Translation of Foreign Currency Denominated Amounts                                         (93)
   Deferred Thailand Capital Gains Tax                                                      (3,793)
                                                                                        ----------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                           169,875
                                                                                        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $  179,394
                                                                                        ==========

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                 YEAR          YEAR
                                                                                ENDED         ENDED
                                                                               NOV. 30,      NOV. 30,
                                                                                 2003          2002
                                                                              ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $    9,519    $    5,561
   Net Realized Gain (Loss) on Investment Securities Sold                          9,445        (1,177)
   Net Realized Gain (Loss) on Foreign Currency Transactions                        (301)         (294)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                  164,617        20,328
   Translation of Foreign Currency Denominated Amounts                               (93)           (2)
   Deferred Thailand Capital Gains Tax                                            (3,793)       (1,607)
                                                                              ----------    ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations        179,394        22,809
                                                                              ----------    ----------
Distributions From:
   Net Investment Income                                                         (10,213)       (7,829)
   Net Long-Term Gains                                                                --        (4,849)
                                                                              ----------    ----------
          Total Distributions                                                    (10,213)      (12,678)
                                                                              ----------    ----------
Capital Share Transactions (1):
   Shares Issued                                                                 187,083        60,419
   Shares Issued in Lieu of Cash Distributions                                    10,213        12,678
   Shares Redeemed                                                               (94,351)      (16,727)
                                                                              ----------    ----------
          Net Increase (Decrease) From Capital Share Transactions                102,945        56,370
                                                                              ----------    ----------
          Total Increase (Decrease)                                              272,126        66,501
NET ASSETS

   Beginning of Period                                                           345,597       279,096
                                                                              ----------    ----------
   End of Period                                                              $  617,723    $  345,597
                                                                              ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                11,549         4,547
     Shares Issued in Lieu of Cash Distributions                                     597         1,016
     Shares Redeemed                                                              (7,037)       (1,306)
                                                                              ----------    ----------
                                                                                   5,109         4,257
                                                                              ==========    ==========

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
                                                      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                        2003          2002          2001          2000          1999
                                                     ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                 $    12.81    $    12.28    $    14.14    $    20.88    $    14.74
                                                     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                            0.33          0.23          0.38          0.19          0.22
   Net Gains (Losses) on Securities (Realized
     and Unrealized)                                       6.45          0.83         (0.92)        (5.75)         8.62
                                                     ----------    ----------    ----------    ----------    ----------
     Total from Investment Operations                      6.78          1.06         (0.54)        (5.56)         8.84
                                                     ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
   Net Investment Income                                  (0.34)        (0.32)        (0.33)        (0.16)        (0.25)
   Net Realized Gains                                        --         (0.21)        (0.99)        (1.02)        (2.45)
                                                     ----------    ----------    ----------    ----------    ----------
     Total Distributions                                  (0.34)        (0.53)        (1.32)        (1.18)        (2.70)
                                                     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                       $    19.25    $    12.81    $    12.28    $    14.14    $    20.88
                                                     ==========    ==========    ==========    ==========    ==========
Total Return                                              53.30%         8.79%        (4.34)%      (28.02)%       71.69%

Net Assets, End of Period (thousands)                $  617,723    $  345,597    $  279,096    $  295,276    $  360,430
Ratio of Expenses to Average Net Assets                    0.42%         0.40%         0.52%         0.54%         0.52%
Ratio of Net Investment Income to Average Net
   Assets                                                  2.39%         1.67%         3.16%         1.46%         1.51%
Portfolio Turnover Rate                                      10%           15%           19%           19%           18%

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Prior to November 21, 1997, Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are approved in good faith at fair value using methods approved by the Board of Directors.

     The Fund values its investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

     2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     4. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

     5. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $5,724.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

     The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2003, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                                  $  133,123
               Sales                                          40,427

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     During the year ended November 30, 2003, the Fund realized net foreign currency losses of $301,032, which decreased distributable net income for tax purposes; accordingly such losses have been reclassified from accumulated net realized gains/losses to accumulated net investment income.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

               Gross Unrealized Appreciation         $  193,606
               Gross Unrealized Depreciation            (54,634)
                                                     ----------
               Net                                   $  138,972
                                                     ==========

     During the year ended November 30, 2003, the Fund utilized prior year capital loss carryforwards in the approximate amount of $1,609,000 to offset realized capital gains for federal income tax purposes.

     Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $2,805,362 and $1,692,377 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     The Fund incurred a spinoff of Telebras Common Shares and Preferred Shares in 1998. This was treated as a spin-off of twelve other companies. It was determined to be a taxable event for federal income tax purposes. As a result, the entire amount of the mark to market of the security was distributed as realized gains in 1998. Subsequently, as the spun off companies are sold from the Fund, the amount of the realized gains originally distributed in 1998 are reversed from distributable gains in the appropriate year. As such, the Fund reversed $1,558,591 from distributable realized gains in the year ended November 30, 2003.

F. LINE OF CREDIT:

     The Fund together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Fund under the line of credit during the year ended November 30, 2003.

G. REIMBURSEMENT FEES:

     Until March 30, 2002, shares of the Fund were sold at a public offering price which was equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to Paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

     Effective March 30, 2002, the Fund no longer charges reimbursement fees.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

      NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
         WITH THE FUND            TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS                LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------  ---------------------   ---------------------   ------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides          DFAITC - since 1993      90 portfolios in 4     Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG and DEM.  DFAIDG - since 1983      investment companies   of Business, University of Chicago.
Trustee of DFAITC.                DIG - since 1993
1101 E. 58th Street               DEM - since 1994
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould                     DFAITC - since 1993      90 portfolios in 4     Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG and DEM.  DFAIDG - since 1986      investment companies   Professor of Economics, Graduate School of
Trustee of DFAITC.                DIG - since 1993                                Business, University of Chicago. Senior
1101 E. 58th Street               DEM - since 1994                                Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                                 strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                            President, Cardean University (division of
                                                                                  UNext.com). Member of the Boards of Milwaukee
                                                                                  Mutual Insurance Company and UNext.com. Formerly,
                                                                                  Trustee, First Prairie Funds (registered
                                                                                  investment company). Trustee, Harbor Fund
                                                                                  (registered investment company) (13 Portfolios).

      NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
         WITH THE FUND            TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS                LENGTH OF SERVICE           OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------  ---------------------   ---------------------   ------------------------------------------------
Roger G. Ibbotson                 DFAITC - since 1993      90 portfolios in 4     Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG and DEM.  DFAIDG - since 1981      investment companies   Management. Director, BIRR Portfolio Analysis,
Trustee of DFAITC.                DIG - since 1993                                Inc. (software products). Chairman, Ibbotson
Yale School of Management         DEM - since 1994                                Associates, Inc., Chicago, IL (software, data,
P.O. Box 208200                                                                   publishing and consulting). Partner, Zebra
New Haven, CT                                                                     Capital Management, LLC (hedge fund manager).
06520-8200                                                                        Formerly, Director, Hospital Fund, Inc.
Date of Birth: 5/27/43                                                            (investment management services).

Robert C. Merton                  DFA ITC - since 2003     90 portfolios in 4     John and Natty McArthur University Professor,
Harvard Business School           DFA IDG - since 2003     investment companies   Graduate School of Business Administration,
397 Morgan Hall                   DFA DIG - since 2003                            Harvard University (since 1998). George Fisher
Soldiers Field                    DEM - since 2003                                Baker Professor of Business Administration,
Boston, MA 02163                                                                  Graduate School of Business Administration,
Date of Birth: 7/31/44                                                            Harvard University (1988-1998), Co-founder, Chief
                                                                                  Science Officer, Integrated Finance Limited
                                                                                  (since 2002). Formerly, Partner, Long-Term
                                                                                  Capital Management.

Myron S. Scholes                  DFAITC - since 1993      90 portfolios in 4     Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG and DEM.  DFAIDG - since 1981      investment companies   Stanford University. Partner, Oak Hill Capital
Trustee of DFAITC.                DIG - since 1993                                Management. Chairman, Oak Hill Platinum Partners.
Oak Hill Capital Management, Inc. DEM - since 1994                                Director, Chicago Mercantile Exchange.
2775 Sand Hill Rd.                                                                Consultant, Arbor Investors. Formerly, Director,
Suite 220                                                                         Smith Breeden Family of Funds and Partner,
Menlo Park, CA 94025                                                              Long-Term Capital Management. Director, American
Date of Birth: 7/01/41                                                            Century Fund Complex (registered investment
                                                                                  companies) (35 Portfolios).

Abbie J. Smith                     DFAITC - since 2000     90 portfolios in 4     Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG and DEM.   DFAIDG - since 2000     investment companies   Graduate School of Business, University of
Trustee of DFAITC.                 DIG - since 2000                               Chicago, Formerly, Marvin Bower Fellow, Harvard
Graduate School of Business        DEM - since 2000                               Business School (9/01 to 8/02). Director, HON
University of Chicago                                                             Industries Inc. (office furniture) and Director,
1101 East 58th Street,                                                            Ryder System Inc. (transportation).
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                    DFAITC - since 1993      90 portfolios in 4     Chairman, Director, Chief Executive Officer,
Chairman, Director, Chief         DFAIDG - since 1981      investment companies   Chief Investment Officer and President of
Executive Officer,                DIG - since 1992                                Dimensional Fund Advisors Inc., DFA Securities
Chief Investment Officer and      DEM - since 1994                                Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
President of DFAIDG, DIG and DEM.                                                 Chief Executive Officer, Chief Investment Officer
Chairman, Trustee, Chief                                                          and President of DFAITC. Director and Chief
Executive Officer, Chief                                                          Investment Officer of Dimensional Fund Advisors
Investment Officer and                                                            Ltd. Director, Chief Executive Officer, Chief
President of DFAITC.                                                              Investment Officer and President of DFA Australia
1299 Ocean Avenue                                                                 Ltd. Director of Dimensional Funds PLC. Chairman,
Santa Monica, CA 90401                                                            Director, Chief Executive Officer and Chief
Date of Birth: 12/02/46                                                           Investment Officer of Dimensional Fund Advisors
                                                                                  Canada Inc. (All Chief Investment Officer
                                                                                  positions held starting 1/1/2003 except for
                                                                                  Dimensional Fund Advisors Canada Inc., which was
                                                                                  from 6/17/2003.)

                                                                                  Limited Partner, Oak Hill Partners. Director,
                                                                                  University of Chicago Business School. Formerly,
                                                                                  Director, SA Funds (registered investment
                                                                                  company). Formerly Director, Assante Corporation
                                                                                  (investment management) (until 2002).

      NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
         WITH THE FUND            TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS                LENGTH OF SERVICE           OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------  ---------------------   ---------------------   ------------------------------------------------
Rex A. Sinquefield*               DFAITC - since 1993      90 portfolios in 4     Chairman, Director and Chief Investment Officer
Chairman and Director of          DFAIDG - since 1981      investment companies   of Dimensional Fund Advisors Inc., DFA Securities
DFAIDG, DIG and DEM.              DIG - since 1992                                Inc., DFAIDG, DIG and DEM. Chairman, Trustee and
Trustee and Chairman of DFAITC.   DEM - since 1994                                Chief Investment Officer of DFAITC. Director and
1299 Ocean Avenue                                                                 President of Dimensional Fund Advisors Ltd.
Santa Monica, CA 90401                                                            Director and Chief Investment Officer of DFA
Date of Birth: 9/07/44                                                            Australia Ltd. Director of Dimensional Funds PLC
                                                                                  and Dimensional Fund Advisors Canada Inc. (Chief
                                                                                  Investment Officer positions held through
                                                                                  1/1/2003)

                                                                                  Trustee, St. Louis University. Life Trustee and
                                                                                  Member of Investment Committee, DePaul
                                                                                  University. Director, The German St. Vincent
                                                                                  Orphan Home. Member of Investment Committee,
                                                                                  Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                      TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
         AND ADDRESS                      SERVICE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------    -------------------     -------------------------------------------------
                                                   OFFICERS
Arthur H. Barlow                     Since 1993          Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                     Since 2001          Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                             Entities and Dimensional Fund Advisors Canada Inc.
Secretary                                                Prior to April 2001, legal counsel for Dimensional
Date of Birth: 1/24/67                                   (since March 2000). Associate, Jones, Day, Reavis &
                                                         Pogue from October 1991 to February 2000.

Truman A. Clark                      Since 1996          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                       Since 1999          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd. Formerly at Kansas
Date of Birth: 11/29/56                                  State University, Arthur Andersen & Co., and Phillips
                                                         Petroleum Co.

Robert T. Deere                      Since 1994          Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                   Since 2001          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd. Prior to April 2001,
Date of Birth: 3/18/70                                   marketing supervisor and marketing coordinator for
                                                         Dimensional.

Richard A. Eustice                   Since 1998          Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                             Entities, except Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                  Since 1993          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                    Since 2001          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 10/28/70                                  Limited. Prior to December 2001, Portfolio Manager.

Glenn S. Freed                       Since 2001          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 11/24/61                                  Limited. Formerly, Professor and Associate Dean of
                                                         the Leventhal School of Accounting (September 1998 to
                                                         August 2001) and Academic Director Master of Business
                                                         Taxation Program (June 1996 to August 2001) at the
                                                         University of Southern California Marshall School of
                                                         Business.

                                      TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
         AND ADDRESS                      SERVICE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------    -------------------     -------------------------------------------------
Henry F. Gray                        Since 2000          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd. Prior to July 2000,
Date of Birth: 9/22/67                                   Portfolio Manager.

Kamyab Hashemi-Nejad                 Since 1997          Vice President, Controller and Assistant Treasurer of
Vice President, Controller and                           all the DFA Entities.
Assistant Treasurer
Date of Birth: 1/22/61

Patrick Keating                      Since 2003          Vice President of all the DFA Entities and
Vice President                                           Dimensional Fund Advisors Canada Inc. Formerly,
Date of Birth: 12/21/54                                  Director, President and Chief Executive Officer,
                                                         Assante Asset Management, Inc. (October 2000 to
                                                         December 2002); Director, Assante Capital Management
                                                         (October 2000 to December 2002); President and Chief
                                                         Executive Officer, Assante Capital Management
                                                         (October 2000 to April 2001); Executive Vice
                                                         President, Assante Corporation (May 2001 to December
                                                         2002); Director, Assante Asset Management Ltd.
                                                         (September 1997 to December 2002); President and
                                                         Chief Executive Officer, Assante Asset Management
                                                         Ltd. (September 1998 to May 2001); Executive Vice
                                                         President, Loring Ward (financial services company)
                                                         (January 1996 to September 1998)

Stephen P. Manus                     Since 1997          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd.
Date of Birth: 12/26/50

David M. New                         Since 2003          Vice President of all the DFA Entities and Client
Vice President                                           Service Manager prior to becoming a Vice President;
Date of Birth: 02/09/60                                  Director of Research, Wurts and Associates
                                                         (investment consulting firm) from December 2000 to
                                                         June 2002; and President, Kobe Investment Research
                                                         from August 1999 to November 2000.

Catherine L. Newell                  Since 2000          Vice President and Secretary of all the DFA Entities
Vice President and Secretary                             and Dimensional Fund Advisors Canada Inc., except DFA
Date of Birth: 5/07/64                                   Australia Limited, for which she is Vice President
                                                         and Assistant Secretary. Director, Dimensional Funds
                                                         PLC. Vice President and Assistant Secretary of all
                                                         DFA Entities (1997-2000).

David A. Plecha                      Since 1993          Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                   Since 2002          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 1/28/67                                   Limited. Research Associate for Dimensional Fund
                                                         Advisors Inc. (June 2000 to April 2002). Research
                                                         scientist (August 1998 to June 2000) and Faculty-
                                                         Postdoctural Fellow (August 1997 to August 1998),
                                                         California Institute of Technology.

Michael T. Scardina                  Since 1993          Vice President, Chief Financial Officer and Treasurer
Vice President, Chief Financial                          of all the DFA Entities and Dimensional Fund Advisors
Officer and Treasurer                                    Canada Inc. Director, Dimensional Funds, PLC.
Date of Birth: 10/12/55

                                      TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
         AND ADDRESS                      SERVICE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------    -------------------     -------------------------------------------------
David E. Schneider                   Since 2001          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd. and DFA Australia
Santa Monica, CA                                         Limited. Prior to 2001 and currently, Regional
Date of Birth: 1/26/46                                   Director of Dimensional Fund Advisors Inc.

John C. Siciliano                    Since 2001          Vice President of all the DFA Entities. Director,
Vice President                                           Dimensional Funds PLC. Managing Principal, Payden &
Santa Monica, CA                                         Rygel Investment Counsel from April 1998 through
Date of Birth: 8/24/54                                   December 2000.

Jeanne C. Sinquefield, Ph.D.*        Since 1988          Executive Vice President of all the DFA Entities.
Executive Vice President                                 Vice President of Dimensional Fund Advisor Canada
Santa Monica, CA                                         Inc.
Date of Birth: 12/02/46

Carl G. Snyder                       Since 2000          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd. Prior to July 2000,
Santa Monica, CA                                         Portfolio Manager.
Date of Birth: 6/08/63

Karen E. Umland                      Since 1997          Vice President of all the DFA Entities and
Vice President                                           Dimensional Fund Advisors Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                 Since 1997          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51


Daniel M. Wheeler                    Since 2001          Vice President of all the DFA Entities, except
Vice President                                           Dimensional Fund Advisors Ltd. and DFA Australia
Santa Monica, CA                                         Limited. President of Dimensional Fund Advisors
Date of Birth: 3/03/45                                   Canada Inc. Prior to 2001 and currently, Director of
                                                         Financial Advisors Services of Dimensional Fund
                                                         Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer and Principal Financial Officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This disclosure is not applicable. This disclosure is effective only for annual reports with periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This disclosure is not applicable to the Registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This disclosure is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal half-year that have materially affected or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

   (a)  Any code of ethics or amendments thereto. [Filed herewith.]

   (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

   (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:   /s/David G. Booth
      ----------------------
      David G. Booth
      Co-Chairman, President, Chief Executive
      Officer and Chief Investment Officer

Date:    2/3/04
      ---------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ David G. Booth
      -------------------
      David G. Booth
      Principal Executive Officer
      Dimensional Emerging Markets Value Fund Inc.

Date:    2/3/04
      ---------------------

By:   /s/Michael T. Scardina
      ------------------------
      Michael T. Scardina
      Principal Financial Officer
      Dimensional Emerging Markets Value Fund Inc.

Date:    2/3/04
      ---------------------

                                        3